UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Annual Report
10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

Class A	–0.76	–0.88	1.67	—	–0.76	–4.34	17.97	—

Class B	–1.31	–0.88	1.62	—	–1.31	–4.32	17.40	—

Class C	2.76	–0.55	1.48	—	2.76	–2.74	15.81	—

Class I2	4.95	0.62	—	3.39	4.95	3.13	—	30.25

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	1.22	1.92	1.92	0.75

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Sovereign Investors Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	10-31-01	$11,740	$11,740	$14,369

Class C3	10-31-01	11,581	11,581	14,369

Class I2	12-1-03	13,025	13,025	13,734

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Indexis an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 12-1-03.

2 For certain types of investors, as described in the Fund’s prospectus.

3 No contingent deferred sales charge is applicable.

Annual report | Sovereign Investors Fund 7

Management’s discussion of
Fund performance

By Sovereign Asset Management a division of Manulife Asset Management (US) LLC

For the 12-month period ended October 31, 2011, the Fund’s benchmark, the S&P 500 Index, posted a return of 8.09%. During the first six months of the period, share prices were bolstered by healthy corporate earnings growth, a gradually improving employment climate and a second round of quantitative easing by the Federal Reserve Board. Subsequently, though, the market was hampered by intensifying concern about the European sovereign debt crisis, weak U.S. economic data and a downgrade of the U.S. sovereign credit rating. That said, the benchmark index ended the period with a strong rebound, fueled by a sense that investors had been overly pessimistic and by expectations of a eurozone agreement — announced later in October — that might contain the damage from a possible Greek default.

During the year, John Hancock Sovereign Investors Fund’s Class A shares returned 4.49% at net asset value. By comparison, Morningstar’s large-cap blend fund group returned an average 5.33%.The consumer staples, energy and health care sectors had the most negative impact on relative performance, mainly due to stock selection. At the stock level, performance suffered due to asset manager Franklin Resources, Inc., which sold off sharply during the third quarter of 2011. The shares of life/health insurer AFLAC, Inc. also performed poorly. Other notable detractors included commodity processor Archer Daniels Midland Co., energy services provider Schlumberger, Ltd. and drug maker Abbott Laboratories. Archer Daniels Midland and Abbott Laboratories were sold from the Fund’s portfolio during the period. Conversely, information technology, consumer discretionary and materials added modestly to the Fund’s results. Individual contributors included apparel and footwear company VF Corp., which continued to report solid financial results. Also lifting performance were off-price clothing and home furnishings retailer TJX Companies, Inc., information technology services provider International Business Machines Corp. and U.K.-based pharmaceuticals manufacturer GlaxoSmithKline PLC.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8 Sovereign Investors Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period end 10-31-11[1]

Class A	$1,000.00	$907.60	$5.63

Class B	1,000.00	903.90	8.97

Class C	1,000.00	904.10	8.97

Class I	1,000.00	909.40	3.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Sovereign Investors Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period end 10-31-11[1]

Class A	$1,000.00	$1,019.30	$5.95

Class B	1,000.00	1,015.80	9.50

Class C	1,000.00	1,015.80	9.50

Class I	1,000.00	1,021.30	3.97

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.87%, 1.87% and 0.78% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10 Sovereign Investors Fund | Annual report

Portfolio summary

Top 10 Holdings (29.5% of Net Assets on 10-31-11)[1,2]

Exxon Mobil Corp.	4.0%	McDonald’s Corp.	2.7%

Apple, Inc.	3.5%	Royal Dutch Shell PLC	2.6%

International Business Machines Corp.	3.3%	The Procter & Gamble Company	2.6%

Johnson & Johnson	3.2%	Emerson Electric Company	2.5%

Philip Morris International, Inc.	2.7%	Novartis AG	2.4%

Sector Composition[1,3]

Information Technology	22%	Consumer Staples	7%

Industrials	14%	Materials	4%

Energy	14%	Telecommunication Services	1%

Financials	13%	Utilities	1%

Health Care	11%	Short-Term Investments & Other	4%

Consumer Discretionary	9%

1 As a percentage of net assets on 10-31-11.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Sovereign Investors Fund 11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 95.60%		$535,714,343

(Cost $407,764,710)

Consumer Discretionary 9.03%		50,581,230

Hotels, Restaurants & Leisure 2.70%

McDonald’s Corp.	163,000	15,134,550

Leisure Equipment & Products 0.90%

Hasbro, Inc.	132,000	5,023,920

Specialty Retail 3.16%

Home Depot, Inc.	179,700	6,433,260

TJX Companies, Inc.	191,000	11,255,630

Textiles, Apparel & Luxury Goods 2.27%

NIKE, Inc., Class B	59,000	5,684,650

VF Corp. (L)	51,000	7,049,220

Consumer Staples 6.92%		38,798,950

Beverages 1.65%

PepsiCo, Inc.	146,825	9,242,634

Household Products 2.57%

The Procter & Gamble Company	224,895	14,391,032

Tobacco 2.70%

Philip Morris International, Inc.	217,050	15,165,284

Energy 13.63%		76,365,338

Energy Equipment & Services 2.88%

Helmerich & Payne, Inc. (L)	130,000	6,913,400

Schlumberger, Ltd.	125,700	9,235,179

Oil, Gas & Consumable Fuels 10.75%

ConocoPhillips	144,000	10,029,600

Exxon Mobil Corp.	290,000	22,646,100

Occidental Petroleum Corp.	140,000	13,011,600

Royal Dutch Shell PLC, ADR (L)	204,900	14,529,459

Financials 13.05%		73,133,158

Capital Markets 4.15%

Franklin Resources, Inc.	54,000	5,758,020

Invesco, Ltd.	230,000	4,616,100

T. Rowe Price Group, Inc. (L)	243,500	12,866,540

12 Sovereign Investors Fund | Annual report	See notes to financial statements

	Shares	Value
Commercial Banks 2.90%

Cullen/Frost Bankers, Inc. (L)	94,000	$4,609,760

U.S. Bancorp	455,000	11,643,450

Diversified Financial Services 2.36%

JPMorgan Chase & Company	380,740	13,234,522

Insurance 3.64%

ACE, Ltd.	58,000	4,184,700

Aflac, Inc.	167,400	7,548,066

Prudential Financial, Inc.	160,000	8,672,000

Health Care 10.95%		61,359,877

Health Care Equipment & Supplies 2.97%

Baxter International, Inc.	97,500	5,360,550

Becton, Dickinson & Company	144,000	11,265,120

Pharmaceuticals 7.98%

GlaxoSmithKline PLC, ADR (L)	300,000	13,437,000

Johnson & Johnson	275,000	17,707,250

Novartis AG, ADR (L)	240,658	13,589,957

Industrials 13.81%		77,366,292

Aerospace & Defense 1.89%

United Technologies Corp.	136,000	10,605,280

Electrical Equipment 3.86%

Cooper Industries PLC	144,000	7,554,240

Emerson Electric Company (L)	292,200	14,060,664

Industrial Conglomerates 2.10%

General Electric Company	703,350	11,752,979

Machinery 3.79%

Caterpillar, Inc.	113,076	10,681,159

Dover Corp.	87,000	4,831,110

Stanley Black & Decker, Inc.	90,000	5,746,500

Road & Rail 2.17%

Norfolk Southern Corp. (L)	164,000	12,134,360

Information Technology 21.66%		121,412,637

Communications Equipment 1.47%

QUALCOMM, Inc.	160,000	8,256,000

Computers & Peripherals 5.38%

Apple, Inc. (I)	48,425	19,601,472

EMC Corp. (I)	430,000	10,539,300

Internet Software & Services 2.27%

Google, Inc., Class A (I)	21,460	12,718,054

IT Services 4.86%

Automatic Data Processing, Inc.	167,000	8,739,110

International Business Machines Corp.	100,300	18,518,389

Semiconductors & Semiconductor Equipment 3.38%

Linear Technology Corp. (L)	291,000	9,402,210

Texas Instruments, Inc.	310,000	9,526,300

See notes to financial statements	Annual report | Sovereign Investors Fund 13

		Shares	Value
Software 4.30%

Microsoft Corp.		455,050	$12,117,982

Oracle Corp.		366,000	11,993,820

Materials 4.24%			23,786,194

Chemicals 4.24%

Air Products & Chemicals, Inc.		66,700	5,745,538

Albemarle Corp.		213,000	11,350,770

Praxair, Inc.		65,800	6,689,886

Telecommunication Services 1.30%			7,270,667

Diversified Telecommunication Services 1.30%

AT&T, Inc.		248,061	7,270,667

Utilities 1.01%			5,640,000

Electric Utilities 1.01%

NextEra Energy, Inc.		100,000	5,640,000

	Yield (%)	Shares	Value
Securities Lending Collateral 9.24%			$51,795,579

(Cost $51,781,514)

John Hancock Collateral Investment Trust (W)	0.2824 (Y)	5,176,245	51,795,579

		Par value	Value

Short-Term Investments 0.63%			$3,520,000

(Cost $3,520,000)

Repurchase Agreement 0.63%			3,520,000

Repurchase Agreement with State Street Corp. dated 10-31-11 at 0.010%
to be repurchased at $3,520,001 on 11-1-11, collateralized by $3,590,000
Federal Home Loan Mortgage Corporation, 0.500% due 8-23-13 (valued
at $3,594,488, including interest)		$3,520,000	3,520,000

Total investments (Cost $463,066,224)† 105.47%			$591,029,922

Other assets and liabilities, net (5.47%)			($30,647,007)

Total net assets 100.00%			$560,382,915

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $464,317,891. Net unrealized appreciation aggregated $126,712,031, of which $131,101,823 related to appreciated investment securities and $4,389,792 related to depreciated investment securities.

14 Sovereign Investors Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $411,284,710) including
$49,089,309 of securities loaned (Note 2)	$539,234,343
Investments in affiliated issuers, at value (Cost $51,781,514) (Note 2)	51,795,579

Total investments, at value (Cost $463,066,224)	591,029,922
Cash	20,826,197
Receivable for fund shares sold	771,509
Dividends and interest receivable	550,478
Receivable for securities lending income	11,950
Other receivables and prepaid expenses	138,961

Total assets	613,329,017

Liabilities

Payable for fund shares repurchased	844,259
Payable upon return of securities loaned (Note 2)	51,804,237
Payable to affiliates
Accounting and legal services fees	8,765
Transfer agent fees	90,504
Trustees’ fees	109,425
Other liabilities and accrued expenses	88,912

Total liabilities	52,946,102

Net assets

Paid-in capital	$427,964,219
Undistributed net investment income	15,901
Accumulated net realized gain on investments	4,439,097
Net unrealized appreciation (depreciation) on investments	127,963,698

Net assets	$560,382,915

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($487,119,758 ÷ 31,515,037 shares)	$15.46
Class B ($19,832,181 ÷ 1,288,290 shares)[1]	$15.39
Class C ($17,423,030 ÷ 1,128,960 shares)[1]	$15.43
Class I ($36,007,946 ÷ 2,326,818 shares)	$15.48

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.27

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Sovereign Investors Fund 15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$12,294,115
Securities lending	146,176
Interest	4,093
Other income	50,268
Less foreign taxes withheld	(84,034)

Total investment income	12,410,618

Expenses

Investment management fees (Note 4)	3,484,895
Distribution and service fees (Note 4)	1,940,492
Accounting and legal services fees (Note 4)	88,966
Transfer agent fees (Note 4)	1,032,264
Trustees’ fees (Note 4)	51,178
State registration fees	76,794
Printing and postage	67,026
Professional fees	59,268
Custodian fees	84,682
Registration and filing fees	24,452
Other	24,094

Total expenses	6,934,111

Net investment income	5,476,507

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	36,661,960
Investments in affiliated issuers	(12,140)
36,649,820
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(14,953,681)
Investments in affiliated issuers	675
(14,953,006)
Net realized and unrealized gain	21,696,814

Increase in net assets from operations	$27,173,321

16 Sovereign Investors Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10

Increase (decrease) in net assets

From operations
Net investment income	$5,476,507	$5,869,718
Net realized gain	36,649,820	13,369,201
Change in net unrealized appreciation (depreciation)	(14,953,006)	28,862,438

Increase in net assets resulting from operations	27,173,321	48,101,357

Distributions to shareholders
From net investment income
Class A	(4,838,696)	(5,501,755)
Class B	(57,192)	(116,041)
Class C	(47,246)	(56,428)
Class I	(443,685)	(228,661)

Total distributions	(5,386,819)	(5,902,885)

From Fund share transactions (Note 5)	(30,153,810)	(15,859,329)

Total increase (decrease)	(8,367,308)	26,339,143

Net assets

Beginning of year	568,750,223	542,411,080

End of year	$560,382,915	$568,750,223

Undistributed/(Accumulated distributions in excess of )
net investment income	$15,901	($73,787)

See notes to financial statements	Annual report | Sovereign Investors Fund 17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$14.94	$13.84	$12.88	$18.29	$18.94	$18.51
Net investment income[2]	0.15	0.16	0.14	0.16	0.21	0.20
Net realized and unrealized gain (loss)
on investments	0.52	1.10	0.96	(4.93)	1.29	2.51
Total from investment operations	0.67	1.26	1.10	(4.77)	1.50	2.71
Less distributions
From net investment income	(0.15)	(0.16)	(0.14)	(0.17)	(0.21)	(0.21)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.15)	(0.16)	(0.14)	(0.64)	(2.15)	(2.28)
Net asset value, end of period	$15.46	$14.94	$13.84	$12.88	$18.29	$18.94
Total return (%)[3]	4.49	9.12[4]	8.75[4]	(26.71)[5]	7.83	14.67[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$487	$503	$491	$493	$758	$810
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.17	1.22	1.34	1.20[6]	1.14	1.17
Expenses net of fee waivers and credits	1.17	1.21	1.33	1.20[6]	1.14	1.16
Net investment income	0.97	1.09	1.13	1.19[6]	1.04	1.04
Portfolio turnover (%)	52	48	77	64	46	36

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

18 Sovereign Investors Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$14.88	$13.78	$12.83	$18.23	$18.89	$18.46
Net investment income[2]	0.04	0.06	0.06	0.06	0.07	0.07
Net realized and unrealized gain (loss)
on investments	0.51	1.10	0.95	(4.91)	1.28	2.50
Total from investment operations	0.55	1.16	1.01	(4.85)	1.35	2.57
Less distributions
From net investment income	(0.04)	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.04)	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)
Net asset value, end of period	$15.39	$14.88	$13.78	$12.83	$18.23	$18.89
Total return (%)[3]	3.69	8.40[4]	7.95[4]	(27.14)[5]	7.05[4]	13.92[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$25	$34	$43	$79	$111
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.86	1.93	2.05	1.90[6]	1.85	1.87
Expenses net of fee waivers and credits	1.86	1.93	2.04	1.90[6]	1.84	1.86
Net investment income	0.28	0.41	0.46	0.47[6]	0.33	0.34
Portfolio turnover (%)	52	48	77	64	46	36

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$14.91	$13.81	$12.86	$18.27	$18.92	$18.49
Net investment income[2]	0.04	0.05	0.05	0.07	0.07	0.07
Net realized and unrealized gain (loss)
on investments	0.52	1.11	0.96	(4.93)	1.29	2.50
Total from investment operations	0.56	1.16	1.01	(4.86)	1.36	2.57
Less distributions
From net investment income	(0.04)	(0.06)	(0.06)	(0.08)	(0.07)	(0.07)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.04)	(0.06)	(0.06)	(0.55)	(2.01)	(2.14)
Net asset value, end of period	$15.43	$14.91	$13.81	$12.86	$18.27	$18.92
Total return (%)[3]	3.76	8.38[4]	7.93[4]	(27.13)[5]	7.10[4]	13.90[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$17	$13	$9	$15	$15
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.87	1.91	2.03	1.90[6]	1.85	1.87
Expenses net of fee waivers and credits	1.87	1.91	2.02	1.90[6]	1.84	1.86
Net investment income	0.27	0.38	0.39	0.48[6]	0.34	0.34
Portfolio turnover (%)	52	48	77	64	46	36

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Annual report | Sovereign Investors Fund 19

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$14.96	$13.86	$12.90	$18.29	$18.93	$18.51
Net investment income[2]	0.22	0.19	0.21	0.11	0.30	0.28
Net realized and unrealized gain (loss)
on investments	0.52	1.13	0.96	(4.81)	1.29	2.52
Total from investment operations	0.74	1.32	1.17	(4.70)	1.59	2.80
Less distributions
From net investment income	(0.22)	(0.22)	(0.21)	(0.22)	(0.29)	(0.31)
From net realized gain	—	—	—	(0.47)	(1.94)	(2.07)
Total distributions	(0.22)	(0.22)	(0.21)	(0.69)	(2.23)	(2.38)
Net asset value, end of period	$15.48	$14.96	$13.86	$12.90	$18.29	$18.93
Total return (%)	4.95	9.56	9.28	(26.36)[3]	8.35	15.21

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$24	$4	$10	—[4]	—[4]
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.76	0.81	0.82	0.73[5]	0.71	0.71
Expenses net of fee waivers and credits	0.76	0.81	0.82	0.73[5]	0.71	0.71
Net investment income	1.37	1.36	1.77	1.02[5]	1.54	1.44
Portfolio turnover (%)	52	48	77	64	46	36

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.

20 Sovereign Investors Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term growth of capital and income without assuming undue market risks.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements, which are Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in

Annual report | Sovereign Investors Fund 21

the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

22 Sovereign Investors Fund | Annual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows:

	OCTOBER 31, 2011	OCTOBER 31, 2010

Ordinary Income	$5,386,819	$5,902,885

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the components of distributable earnings on a tax basis included $89,933 of undistributed ordinary income and $5,690,764 of long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Annual report | Sovereign Investors Fund 23

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net assets; (b) 0.55% of the next $750,000,000 of the Fund’s average daily net assets; (c) 0.50% of the next $1,000,000,000; and (d) 0.45% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with Sovereign Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2011 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

24 Sovereign Investors Fund | Annual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $235,247 for the year ended October 31, 2011. Of this amount, $36,613 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $155,175 was paid as sales commissions to broker-dealers and $43,459 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $34,435 and $2,116 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,520,457	$931,337
Class B	231,894	42,474
Class C	188,141	34,583
Class I	—	23,870
Total	$1,940,492	$1,032,264

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Annual report | Sovereign Investors Fund 25

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2011 and October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,645,826	$55,521,480	3,074,457	$45,027,806
Distributions reinvested	289,676	4,480,264	345,693	5,057,323
Repurchased	(6,100,837)	(96,225,349)	(5,257,685)	(76,443,069)

Net decrease	(2,165,335)	($36,223,605)	(1,837,535)	($26,357,940)

Class B shares

Sold	171,713	$2,722,028	210,960	$3,086,252
Distributions reinvested	3,462	53,166	7,489	109,033
Repurchased	(584,262)	(9,208,760)	(955,774)	(14,044,616)

Net decrease	(409,087)	($6,433,566)	(737,325)	($10,849,331)

Class C shares

Sold	274,266	$4,379,176	445,094	$6,514,489
Distributions reinvested	2,605	39,974	3,406	49,599
Repurchased	(259,960)	(4,015,051)	(281,043)	(4,023,523)

Net increase	16,911	$404,099	167,457	$2,540,565

Class I shares

Sold	1,390,765	$22,337,820	1,531,409	$22,498,762
Distributions reinvested	27,248	420,328	14,533	211,673
Repurchased	(679,532)	(10,658,886)	(269,806)	(3,903,058)

Net increase	738,481	$12,099,262	1,276,136	$18,807,377

Net decrease	(1,819,030)	($30,153,810)	(1,131,267)	($15,859,329)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $291,795,555 and $335,620,107, respectively, for the year ended October 31, 2011.

26 Sovereign Investors Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
Shareholders of John Hancock Sovereign Investors Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

Annual report | Sovereign Investors Fund 27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2011.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2011, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

The Fund designates $759,152 as capital gain dividends paid during the year.

Eligible shareholders will be mailed a 2011 Form 1099-DIV in early 2012. This Form will reflect the tax character of all distributions for calendar year 2011.

28 Sovereign Investors Fund | Annual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Sovereign Investors Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Annual report | Sovereign Investors Fund 29

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

30 Sovereign Investors Fund | Annual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Sovereign Investors Fund Class A	7.21%	–2.87%	2.53%	1.08%
Large Blend Category Average	14.11%	–2.90%	2.19%	2.22%
S&P 500 TR	15.06%	–2.86%	2.29%	1.41%

The Board noted that the Fund had outperformed its Category’s average performance over certain periods shown and had underperformed its Category’s average performance for other periods shown. The Board noted that the Fund had underperformed its benchmark index’s performance except for the five-year period. The Board concluded that the steps the Adviser and Subadviser were taking had not yet resulted in outperformance and that the Board would continue to monitor Fund performance for improvement over time.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

Annual report | Sovereign Investors Fund 31

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was seven basis points below the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.60%	0.67%
Gross Expense Ratio	1.22%	1.28%
Net Expense Ratio	1.21%	1.20%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which has had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

32 Sovereign Investors Fund | Annual report

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Annual report | Sovereign Investors Fund 33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1991	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1992	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1994	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	1979	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

34 Sovereign Investors Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Sovereign Investors Fund 35

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

36 Sovereign Investors Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Sovereign Investors Fund 37

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	Sovereign Asset Management
Charles L. Ladner,* Vice Chairman	a division of Manulife Asset Management
Stanley Martin*	(US) LLC
Hugh McHaffie†
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

38 Sovereign Investors Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	2900A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

John Hancock

MUTUAL FUNDS

John Hancock
Balanced Fund

Annual Report
10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)				SEC 30-day
	with maximum sales charge				with maximum sales charge				yield (%)

				Since				Since	as of
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]	10-31-11

Class A	–3.70	3.94	5.04	—	–3.70	21.30	63.44	—	1.45

Class B	–4.26	3.95	4.98	—	–4.26	21.37	62.63	—	0.86

Class C	–0.34	4.29	4.84	—	–0.34	23.35	60.43	—	0.86

Class I2	1.84	5.46	—	5.93	1.84	30.46	—	74.54	1.92

Class R1[2,3]	1.14	4.67	5.26	—	1.14	25.64	66.97	—	1.38

Class R3[2,3]	1.17	4.76	5.36	—	1.17	26.17	68.51	—	1.10

Class R4[2,3]	1.49	5.07	5.67	—	1.49	28.07	73.64	—	1.59

Class R5[2,3]	1.80	5.39	5.99	—	1.80	30.01	78.93	—	1.93

Class R6[2,3]	1.88	5.53	6.18	—	1.88	30.89	82.12	—	2.03

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6
Net/Gross (%)	1.21	1.91	1.91	0.74	1.36	1.25	1.05	0.77	0.72

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Balanced Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B4	10-31-01	$16,263	$16,263	$14,369	$17,012

Class C4	10-31-01	16,043	16,043	14,369	17,012

Class I2	3-1-02	17,454	17,454	13,386	17,127

Class R1[2,3]	10-31-01	16,697	16,697	14,369	17,012

Class R3[2,3]	10-31-01	16,851	16,851	14,369	17,012

Class R4[2,3]	10-31-01	17,364	17,364	14,369	17,012

Class R5[2,3]	10-31-01	17,893	17,893	14,369	17,012

Class R6[2,3]	10-31-01	18,212	18,212	14,369	17,012

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 3-1-02.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 10-5-92 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 9-8-08; the inception date for Class R6 share is 9-1-11. Performance prior to those dates is that of Class A that has been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively.

4 No contingent deferred sales charge is applicable.

Annual report | Balanced Fund 7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Stocks rallied in the first half of the year ended October 31, 2011, buoyed by signs the economy was recovering with the help of the Federal government’s massive Treasury buyback or quantitative easing program — known as QE2. In the second half of the fiscal year, stocks fell sharply, as the global economy slowed, QE2 ended, the U.S. struggled with resolving its deficit, Standard & Poor’s downgraded its rating on U.S. long-term debt and sovereign debt problems in Europe worsened. The equity market rallied sharply in the last three weeks of October, fueled by news of a plan to help stabilize Greece’s debt problems and some good corporate earnings reports. These late period gains helped the S&P 500 Index advance 8.09% for the year overall. Fixed-income returns benefited from continued low interest rates, with the Barclays Capital Aggregate U.S. Bond Index closing up 5.00% for the year.

John Hancock Balanced Fund’s Class A shares returned 1.40% at net asset value for the year ended October 31, 2011, lagging the 3.97% average return of its peer group, the Morningstar, Inc. moderate allocation fund category. The stock side of the Fund fell behind its benchmark, the S&P 500 Index, due to disappointing security selection in the energy, consumer discretionary and information technology sectors. Detractors included OGX Petroleo e Gas Participacoes SA, a Brazilian exploration and production company with offshore assets, whose stock fell after the company decided not to sell some of its assets. In technology, shares of Hewlett-Packard Co., a leading computer hardware company, plunged as investors reacted negatively to management’s decision to purchase a software company and to exit the hardware business. Among top contributors was Dollar General Corp., a discount retailer taking market share from larger competitors. On the fixed-income side of the Fund’s portfolio, the Fund lost ground from security selection within the mortgage- and asset-backed securities sectors, as well as a sizable underweight in Treasuries, whose returns came in a close second to corporate bonds.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8 Balanced Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[1]

Class A	$1,000.00	$930.10	$5.64

Class B	1,000.00	927.20	9.04

Class C	1,000.00	926.60	9.03

Class I	1,000.00	932.40	3.75

Class R1	1,000.00	928.80	6.90

Class R3	1,000.00	928.70	6.76

Class R4	1,000.00	930.40	5.21

Class R5	1,000.00	932.30	3.70

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 10-31-11	period ended 10-31-11[2]

Class R6	$1,000.00	$1,014.80	$1.23

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Balanced Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[3]

Class A	$1,000.00	$1,019.40	$5.90

Class B	1,000.00	1,015.80	9.45

Class C	1,000.00	1,015.80	9.45

Class I	1,000.00	1,021.30	3.92

Class R1	1,000.00	1,018.00	7.22

Class R3	1,000.00	1,018.20	7.07

Class R4	1,000.00	1,019.80	5.45

Class R5	1,000.00	1,021.40	3.87

Class R6	1,000.00	1,021.50	3.72

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.16%, 1.86%, 1.86%, 0.77%, 1.42%, 1.39%, 1.07% and 0.76% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class R6 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect period).

3 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10 Balanced Fund | Annual report

Portfolio summary

Top 10 Holdings (22.4% of Net Assets on 10-31-11)[1,2]

Google, Inc., Class A	2.8%	CVS Caremark Corp.	1.9%

Microsoft Corp.	2.7%	Suncor Energy, Inc.	1.9%

QUALCOMM, Inc.	2.6%	Danaher Corp.	1.9%

Apple, Inc.	2.5%	MetLife, Inc.	1.8%

Express Scripts, Inc.	2.5%	Ecolab, Inc.	1.8%

Sector Composition[1,3]

Financials	18%	Materials	6%

Information Technology	14%	Consumer Staples	6%

Energy	10%	Collateralized Mortgage Obligations	4%

U.S. Government & Agency	10%	Asset-Backed Securities	3%

Industrials	9%	Utilities	1%

Health Care	9%	Telecommunication Services	1%

Consumer Discretionary	6%	Short-Term Securities & Other	3%

1 As a percentage of net assets on 10-31-11.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Balanced Fund 11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 65.08%		$644,012,961

(Cost $577,027,504)

Consumer Discretionary 5.26%		52,030,238

Automobiles 0.28%

Ford Motor Company (I)	232,852	2,719,711

Household Durables 0.30%

Pulte Group, Inc. (I)(L)	572,316	2,964,597

Internet & Catalog Retail 0.63%

Amazon.com, Inc. (I)	29,054	6,203,320

Media 1.36%

News Corp., Class B	432,193	7,714,645

Sirius XM Radio, Inc. (I)(L)	3,229,192	5,780,254

Multiline Retail 0.70%

Dollar General Corp. (I)	174,662	6,927,095

Specialty Retail 1.99%

Lowe’s Companies, Inc.	262,896	5,526,074

Staples, Inc.	948,833	14,194,542

Consumer Staples 4.87%		48,229,140

Beverages 1.55%

PepsiCo, Inc.	243,336	15,318,001

Food & Staples Retailing 1.90%

CVS Caremark Corp.	518,905	18,836,252

Food Products 0.60%

Archer-Daniels-Midland Company	206,067	5,963,579

Household Products 0.82%

The Procter & Gamble Company	126,759	8,111,308

Energy 9.12%		90,281,628

Energy Equipment & Services 3.30%

Ensco International PLC, ADR	104,627	5,195,777

Noble Corp. (I)(L)	293,408	10,545,084

Schlumberger, Ltd.	163,966	12,046,582

Weatherford International, Ltd. (I)	312,670	4,846,385

Oil, Gas & Consumable Fuels 5.82%

Brazil Ethanol, Inc. (I)(S)	111,100	1,111

Consol Energy, Inc.	87,510	3,741,928

Denbury Resources, Inc. (I)(L)	972,061	15,261,358

12 Balanced Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

OGX Petroleo e Gas Participacoes SA (I)	977,506	$8,084,914

Peabody Energy Corp.	75,561	3,277,081

Southwestern Energy Company (I)(L)	210,151	8,834,748

Suncor Energy, Inc.	578,084	18,446,660

Financials 10.15%		100,467,990

Capital Markets 4.04%

BlackRock, Inc.	45,912	7,244,454

Franklin Resources, Inc.	70,850	7,554,736

Lazard, Ltd., Class A	307,670	8,411,693

The Charles Schwab Corp.	918,127	11,274,600

The Goldman Sachs Group, Inc.	50,342	5,514,966

Diversified Financial Services 2.16%

Bank of America Corp.	439,323	3,000,576

Citigroup, Inc.	164,424	5,194,154

JPMorgan Chase & Company	379,064	13,176,265

Insurance 3.95%

ACE, Ltd.	43,019	3,103,821

Berkshire Hathaway, Inc., Class B (I)(L)	96,904	7,544,945

MetLife, Inc.	509,176	17,902,628

Prudential Financial, Inc.	194,560	10,545,152

Health Care 8.78%		86,871,754

Biotechnology 1.23%

Amgen, Inc.	211,804	12,130,015

Health Care Equipment & Supplies 1.01%

Medtronic, Inc.	286,958	9,968,921

Health Care Providers & Services 3.85%

Express Scripts, Inc. (I)	541,935	24,782,688

HCA Holdings, Inc. (I)	83,582	1,959,998

McKesson Corp.	71,433	5,825,361

Medco Health Solutions, Inc. (I)	38,990	2,138,991

Quest Diagnostics, Inc.	60,981	3,402,740

Pharmaceuticals 2.69%

Abbott Laboratories	232,553	12,527,630

Hospira, Inc. (I)	96,638	3,039,265

Pfizer, Inc.	517,840	9,973,598

Shire PLC, ADR	11,904	1,122,547

Industrials 8.14%		80,501,084

Aerospace & Defense 2.54%

Honeywell International, Inc.	134,945	7,071,118

Textron, Inc. (L)	461,564	8,963,573

United Technologies Corp.	115,874	9,035,855

Air Freight & Logistics 0.65%

Expeditors International of Washington, Inc.	141,097	6,434,023

Airlines 0.41%

Delta Air Lines, Inc. (I)	477,392	4,067,380

See notes to financial statements	Annual report | Balanced Fund 13

	Shares	Value
Commercial Services & Supplies 2.22%

Iron Mountain, Inc. (L)	212,252	$6,564,954

Republic Services, Inc. (L)	542,438	15,437,785

Industrial Conglomerates 1.86%

Danaher Corp.	379,515	18,349,550

Machinery 0.46%

Deere & Company	60,301	4,576,846

Information Technology 13.61%		134,652,695

Communications Equipment 2.57%

QUALCOMM, Inc.	493,467	25,462,897

Computers & Peripherals 3.30%

Apple, Inc. (I)	62,154	25,158,696

Hewlett-Packard Company	280,849	7,473,392

Internet Software & Services 2.76%

Google, Inc., Class A (I)	46,014	27,269,737

Semiconductors & Semiconductor Equipment 0.20%

NXP Semiconductor NV (I)	110,494	1,985,577

Software 4.78%

Adobe Systems, Inc. (I)	216,535	6,368,294

Intuit, Inc.	258,466	13,871,870

Microsoft Corp.	1,016,231	27,062,232

Materials 4.40%		43,527,527

Chemicals 2.64%

Ecolab, Inc. (L)	322,405	17,358,285

LyondellBasell Industries NV, Class A	79,376	2,608,295

Monsanto Company	83,937	6,106,417

Containers & Packaging 0.58%

Boise, Inc.	70,816	428,437

Owens-Illinois, Inc. (I)	264,318	5,307,505

Metals & Mining 1.18%

Avalon Rare Metals, Inc. (I)	451,700	1,504,534

Barrick Gold Corp.	150,924	7,470,738

Freeport-McMoRan Copper & Gold, Inc.	68,140	2,743,316

Utilities 0.75%		7,450,905

Electric Utilities 0.75%

PPL Corp.	253,691	7,450,905

Preferred Securities 0.13%		$1,299,517

(Cost $1,154,100)

Energy 0.13%		1,299,517

Oil, Gas & Consumable Fuels 0.13%

Apache Corp., Series D, 6.000% (L)	23,082	1,299,517

14 Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 10.22%				$101,122,819

(Cost $98,973,596)

U.S. Government 2.08%				20,542,953
U.S. Treasury Bonds
Bond	4.375	05-15-41	$1,835,000	2,274,262
Bond	6.000	02-15-26	2,500,000	3,500,390

U.S. Treasury Notes
Note	2.125	08-15-21	9,695,000	9,687,438

U.S. Treasury Strips, PO	1.008	11-15-30	9,390,000	5,080,863

U.S. Government Agency 8.14%				80,579,866
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.000	09-01-40	543,055	564,056
30 Yr Pass Thru Ctf	6.500	06-01-37	208,980	230,292
30 Yr Pass Thru Ctf	6.500	11-01-37	932,320	1,027,395
30 Yr Pass Thru Ctf	6.500	02-01-38	266,644	293,836

Federal National Mortgage Association
15 Yr Pass Thru Ctf	6.500	08-01-16	10,587	11,490
30 Yr Pass Thru Ctf	4.500	07-01-41	9,939,551	10,555,674
30 Yr Pass Thru Ctf	5.000	04-01-41	8,028,022	8,653,768
30 Yr Pass Thru Ctf	5.000	09-01-40	4,521,292	4,863,815
30 Yr Pass Thru Ctf	5.000	02-01-41	9,421,602	10,138,305
30 Yr Pass Thru Ctf	5.000	03-01-41	12,393,277	13,336,036
30 Yr Pass Thru Ctf	5.000	04-01-41	4,507,451	4,937,666
30 Yr Pass Thru Ctf	5.500	12-01-37	4,520,833	4,906,340
30 Yr Pass Thru Ctf	5.500	11-01-39	3,176,781	3,460,582
30 Yr Pass Thru Ctf	6.000	05-01-37	8,304,577	9,124,697
30 Yr Pass Thru Ctf	6.000	07-01-38	4,398,547	4,849,421
30 Yr Pass Thru Ctf	6.500	01-01-39	2,061,045	2,275,332
30 Yr Pass Thru Ctf	6.500	03-01-39	424,403	467,998
30 Yr Pass Thru Ctf	7.000	06-01-31	4,324	4,914
30 Yr Pass Thru Ctf	7.000	06-01-32	3,151	3,582
30 Yr Pass Thru Ctf	7.500	04-01-31	6,601	7,575
30 Yr Pass Thru Ctf	8.000	01-01-31	5,847	6,741

Government National Mortgage Association
30 Yr Pass Thru Ctf	6.500	04-15-29	85,510	96,461
30 Yr Pass Thru Ctf	9.000	04-15-21	1,340	1,540

New Valley Generation II
Pass Thru Ctf	5.572	05-01-20	663,381	762,350

Foreign Government Obligations 0.19%				$1,924,901

(Cost $1,881,757)

South Korea 0.19%				1,924,901
Korea Development Bank	4.000	09-09-16	$1,890,000	1,924,901

Corporate Bonds 14.94%				$147,832,057

(Cost $141,142,903)

Consumer Discretionary 0.98%				9,679,613

Auto Components 0.10%

Allison Transmission, Inc. (S)	7.125	05-15-19	$1,000,000	970,000

Automobiles 0.16%

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	1,560,000	1,582,831

See notes to financial statements		Annual report | Balanced Fund 15

		Maturity
	Rate (%)	date	Par value	Value
Media 0.72%

CBS Corp.	7.875	07-30-30	$1,770,000	$2,351,126

Time Warner Cable, Inc.	6.750	07-01-18	4,000,000	4,775,656

Consumer Staples 0.65%				6,413,928

Food & Staples Retailing 0.17%

CVS Caremark Corp. (6.302% to 6-1-12,
then 3 month LIBOR + 2.065%)	6.302	06-01-37	1,690,000	1,641,413

Food Products 0.19%

Ralcorp Holdings Corp.	4.950	08-15-20	2,000,000	1,922,134

Household Products 0.10%

Yankee Candle Company, Inc.	8.500	02-15-15	1,000,000	1,020,000

Tobacco 0.19%

Lorillard Tobacco Company	6.875	05-01-20	1,615,000	1,830,381

Energy 1.14%				11,282,619

Oil, Gas & Consumable Fuels 1.14%

Kerr-McGee Corp.	6.950	07-01-24	2,000,000	2,426,854

Kinder Morgan Energy Partners LP	5.950	02-15-18	5,000,000	5,726,535

Kinder Morgan Finance Company ULC	5.700	01-05-16	2,000,000	2,045,000

NuStar Logistics LP	4.800	09-01-20	1,045,000	1,084,230

Financials 7.89%				78,043,697

Capital Markets 1.82%

Credit Suisse AG	5.400	01-14-20	1,420,000	1,422,300

Macquarie Bank, Ltd. (S)	6.625	04-07-21	1,360,000	1,335,770

Macquarie Group, Ltd. (S)	6.000	01-14-20	3,000,000	3,022,065

Morgan Stanley	6.000	04-28-15	5,000,000	5,272,265

The Goldman Sachs Group, Inc.	5.375	03-15-20	4,000,000	4,067,360

The Goldman Sachs Group, Inc.	6.750	10-01-37	3,000,000	2,901,240

Commercial Banks 1.53%

Abbey National Treasury Services PLC	4.000	04-27-16	1,945,000	1,857,872

Barclays Bank PLC	5.125	01-08-20	3,000,000	3,130,284

Barclays Bank PLC	5.140	10-14-20	1,365,000	1,242,992

BBVA Bancomer SA (S)	6.500	03-10-21	2,470,000	2,457,650

First Tennessee Bank NA	5.050	01-15-15	595,000	594,938

Lloyds TSB Bank PLC	6.375	01-21-21	2,205,000	2,368,536

Wachovia Corp.	5.750	02-01-18	3,000,000	3,414,441

Consumer Finance 0.21%

Discover Bank	7.000	04-15-20	2,000,000	2,094,020

Diversified Financial Services 2.03%

Bank of America Corp.	5.650	05-01-18	4,000,000	4,014,200

Citigroup, Inc.	6.125	05-15-18	4,000,000	4,442,172

GE Capital Trust I (6.375% to 11-15-17,
then 3 month LIBOR + 2.290%)	6.375	11-15-67	1,000,000	986,880

GTP Acquisition Partners I LLC (S)	4.347	06-15-16	1,980,000	1,990,874

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	1,475,000	1,431,824

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,000,000	1,003,660

16 Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (S)	11.000	06-30-19	$2,224,000	$2,691,040

The Bear Stearns Companies LLC	6.400	10-02-17	2,000,000	2,311,848

The Bear Stearns Companies LLC	7.250	02-01-18	1,000,000	1,180,111

Insurance 1.09%

Aflac, Inc.	8.500	05-15-19	1,500,000	1,884,764

American International Group, Inc.	5.850	01-16-18	2,000,000	2,016,954

CNA Financial Corp.	6.500	08-15-16	3,675,000	3,990,965

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	935,000	822,800

The Travelers Companies, Inc.	3.900	11-01-20	2,000,000	2,095,270

Real Estate Investment Trusts 1.21%

Duke Realty LP	5.950	02-15-17	2,000,000	2,127,034

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	1,230,000	1,246,571

Health Care REIT, Inc.	6.125	04-15-20	2,000,000	2,058,460

Prologis LP	6.625	05-15-18	755,000	823,965

Ventas Realty LP/Ventas Capital Corp.	4.750	06-01-21	1,920,000	1,886,024

Vornado Realty LP	4.250	04-01-15	1,805,000	1,846,730

Weyerhaeuser Company	7.375	03-15-32	2,000,000	2,009,818

Industrials 1.24%				12,244,552

Aerospace & Defense 0.42%

Textron Financial Corp. (6.000% to 2-15-17,
then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	2,680,000	2,010,000

Textron, Inc.	6.200	03-15-15	2,000,000	2,151,486

Airlines 0.28%

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	1,512,681	1,527,808

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	1,190,000	1,195,950

Building Products 0.21%

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	2,000,000	2,095,000

Commercial Services & Supplies 0.15%

International Lease Finance Corp. (S)	7.125	09-01-18	1,455,000	1,502,288

Industrial Conglomerates 0.18%

Odebrecht Finance, Ltd. (S)	6.000	04-05-23	1,755,000	1,762,020

Materials 1.37%				13,555,600

Chemicals 0.25%

Braskem Finance, Ltd. (S)	7.000	05-07-20	2,345,000	2,532,600

Metals & Mining 0.63%

Alcoa, Inc.	5.400	04-15-21	1,300,000	1,291,987

ArcelorMittal	9.850	06-01-19	2,000,000	2,378,064

Commercial Meta ls Company	7.350	08-15-18	2,500,000	2,541,653

Paper & Forest Products 0.49%

International Paper Company	7.950	06-15-18	4,000,000	4,811,296

See notes to financial statements	Annual report | Balanced Fund 17

		Maturity
	Rate (%)	date	Par value	Value
Telecommunication Services 1.09%				$10,825,833

Diversified Telecommunication Services 0.85%

AT&T, Inc.	5.550	08-15-41	$2,670,000	$3,037,723

Crown Castle Towers LLC (S)	6.113	01-15-20	2,125,000	2,354,421

Telecom Italia Capital SA	7.200	07-18-36	1,875,000	1,816,562

Telecom Italia Capital SA	7.721	06-04-38	1,175,000	1,194,118

Wireless Telecommunication Services 0.24%

America Movil SAB de CV	5.000	03-30-20	2,170,000	2,423,009

Utilities 0.58%				5,786,215

Electric Utilities 0.17%

Beaver Valley II Funding	9.000	06-01-17	511,000	545,263

Oncor Electric Delivery Company LLC	5.750	09-30-20	1,000,000	1,147,464

Independent Power Producers & Energy Traders 0.22%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	2,000,000	2,183,488

Multi-Utilities 0.19%

Integrys Energy Group, Inc. (6.110% to 12-1-16,
then 3 month LIBOR + 2.120%)	6.110	12-01-66	2,000,000	1,910,000

Capital Preferred Securities 0.45%				$4,491,964

(Cost $4,416,649)

Financials 0.45%				4,491,964

Commercial Banks 0.24%

Fifth Third Capital Trust IV (6.500% to 4-15-17
then 3 month LIBOR + 1.368%)	6.500	04-15-37	2,440,000	2,385,100

Insurance 0.21%

Aon Corp.	8.205	01-01-27	1,800,000	2,106,864

Municipal Bonds 0.06%				$553,264

(Cost $546,057)

Illinois 0.06%				553,264

State of Illinois	5.100	06-01-33	610,000	553,264

Collateralized Mortgage Obligations 4.22%				$41,788,669

(Cost $45,038,780)

Commercial & Residential 3.31%				32,772,283

Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.766	05-10-45	2,990,000	3,084,033
Series 2006-4, Class AM	5.675	07-10-46	3,015,000	2,904,467

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.814	12-10-49	3,000,000	3,290,793

GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.163	08-19-34	4,259,370	3,756,424

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.877	07-10-38	3,020,000	2,986,529

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-LDP7, Class AM (P)	5.878	04-15-45	2,000,000	1,997,212
Series 2007-CB18, Class A4	5.440	06-12-47	2,000,000	2,109,164

18 Balanced Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)
LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	$2,000,000	$2,019,078
Series 2007-C1, Class AM	5.455	02-15-40	4,025,000	3,727,718
Series 2007-C2, Class A3	5.430	02-15-40	2,195,000	2,307,744

Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.466	03-12-44	4,475,000	4,589,121

U.S. Government Agency 0.91%				9,016,386
Federal Home Loan Mortgage Corp.
Series 3794, Class PI IO	4.500	02-15-38	5,583,473	750,860

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	8,666,762	1,365,492
Series 398, Class C3 IO	4.500	05-25-39	4,790,123	631,933
Series 402, Class 4 IO	4.000	10-25-39	9,806,681	1,432,867
Series 407, Class 15 IO	5.000	01-25-40	7,032,747	1,207,968
Series 407, Class 16 IO	5.000	01-25-40	1,825,205	297,590
Series 407, Class 17 IO (P)	5.000	01-25-40	1,527,779	212,056
Series 407, Class 21 IO	5.000	01-25-39	6,483,701	786,360
Series 407, Class 7 IO	5.000	03-25-41	5,313,075	975,098
Series 407, Class 8 IO	5.000	03-25-41	2,468,348	404,587

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	7,944,703	951,575

Asset Backed Securities 3.17%				$31,349,301

(Cost $33,251,948)

Asset Backed Securities 3.17%				31,349,301
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.695	05-25-35	$2,180,000	1,927,787

Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.395	10-25-36	3,285,298	2,996,202

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	1,000,000	1,020,000

Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.755	06-25-35	1,625,000	1,438,978

Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.725	11-25-35	1,840,000	1,389,612

Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12-20-18	1,875,942	1,837,298

Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.615	09-25-36	3,425,000	2,925,138
Series 2005-WMC1, Class M1 (P)	0.745	09-25-35	1,545,299	1,418,242

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.695	03-25-35	1,870,000	1,267,088
Series 2005-3, Class M1 (P)	0.725	07-25-35	1,390,000	1,140,847

Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.325	03-25-35	3,200,000	2,849,709

Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.875	02-25-35	4,050,000	3,111,878
Series 2005-WCH1, Class M2 (P)	0.765	01-25-36	4,315,000	3,676,971

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.655	05-25-35	1,516,859	1,345,255

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,952,625	3,004,296

See notes to financial statements	Annual report | Balanced Fund 19

	Yield	Shares	Value
Securities Lending Collateral 5.49%			$54,284,830

(Cost $54,268,645)

John Hancock Collateral Investment Trust (W)	0.2824% (Y)	5,425,011	54,284,830

		Par value	Value
Short-Term Investments 0.09%			$911,000

(Cost $911,000)

Repurchase Agreement 0.09%			911,000

Repurchase Agreement with State Street Corp. dated 10-31-11 at
0.010% to be repurchased at $911,000 on 11-1-11, collateralized by $870,000 Federal Home Loan Mortgage Corp., 2.875% due
2-9-15 (valued at $933,075, including interest)		$911,000	911,000

Total investments (Cost $958,612,939)† 104.04%		$1,029,571,283

Other assets and liabilities, net (4.04%)			($40,026,932)

Total net assets 100.00%			$989,544,351

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts. Rate shown is the annualized yield at the end of the period.

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PO Principal-Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $979,114,453. Net unrealized appreciation aggregated $50,456,830 of which $89,755,968 related to appreciated investment securities and $39,299,138 related to depreciated investment securities.

20 Balanced Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $904,344,294) including
$50,912,764 of securities loaned (Note 2)	$975,286,453
Investments in affiliated issuers, at value (Cost $54,268,645) (Note 2)	54,284,830

Total investments, at value (Cost $958,612,939)	1,029,571,283
Cash	11,318,925
Receivable for investments sold	8,968,075
Receivable for fund shares sold	702,338
Dividends and interest receivable	3,412,561
Receivable for securities lending income	14,374
Other receivables and prepaid expenses	84,092

Total assets	1,054,071,648

Liabilities

Payable for investments purchased	5,968,676
Payable for fund shares repurchased	3,620,637
Payable upon return of securities loaned (Note 2)	54,279,884
Payable to affiliates
Accounting and legal services fees	12,735
Transfer agent fees	158,226
Distribution and service fees	313,888
Trustees’ fees	27,075
Other liabilities and accrued expenses	146,176

Total liabilities	64,527,297

Net assets

Paid-in capital	$954,505,846
Undistributed net investment income	75,495
Accumulated net realized loss on investments and foreign
currency transactions	(35,995,334)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	70,958,344

Net assets	$989,544,351

See notes to financial statements	Annual report | Balanced Fund 21

F I N A N C I A L   S T A T E M E N T S
Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding—the Fund has an unlimited number of shares authorized with no par value
Class A ($524,456,135 ÷ 35,195,028 shares)	$14.90
Class B ($72,004,037 ÷ 4,840,326 shares)[1]	$14.88
Class C ($301,283,896 ÷ 20,241,738 shares)[1]	$14.88
Class I ($68,750,530 ÷ 4,612,503 shares)	$14.91
Class R1 ($2,057,300 ÷ 137,531 shares)	$14.96
Class R3 ($16,192,290 ÷ 1,084,292 shares)	$14.93
Class R4 ($1,632,816 ÷ 109,227 shares)	$14.95
Class R5 ($3,066,140 ÷ 205,253 shares)	$14.94
Class R6 ($101,207 ÷ 6,789 shares)	$14.91

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.68

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22 Balanced Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S
Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$18,976,248
Dividends	9,902,341
Securities lending	177,792
Less foreign taxes withheld	(77,836)

Total investment income	28,978,545

Expenses

Investment management fees (Note 4)	6,977,701
Distribution and service fees (Note 4)	6,263,927
Accounting and legal services fees (Note 4)	170,207
Transfer agent fees (Note 4)	2,007,705
Trustees’ fees (Note 4)	92,637
State registration fees	161,053
Printing and postage	120,508
Professional fees	85,305
Custodian fees	183,186
Registration and filing fees	30,228
Other	45,340

Total expenses	16,137,797

Net investment income	12,840,748

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	72,286,061
Investments in affiliated issuers	(12,505)
Foreign currency transactions	(97,382)
72,176,174
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(70,023,790)
Investments in affiliated issuers	(93)
Translation of assets and liabilities in foreign currencies	(6,716)
(70,030,599)
Net realized and unrealized gain	2,145,575

Increase in net assets from operations	$14,986,323

See notes to financial statements	Annual report | Balanced Fund 23

F I N A N C I A L   S T A T E M E N T S
Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$12,840,748	$10,294,315
Net realized gain	72,176,174	67,575,184
Change in net unrealized appreciation (depreciation)	(70,030,599)	42,850,982

Increase in net assets resulting from operations	14,986,323	120,720,481

Distributions to shareholders
From net investment income
Class A	(10,504,744)	(7,680,818)
Class B	(725,534)	(361,416)
Class C	(3,273,007)	(1,670,984)
Class I	(1,793,243)	(1,537,895)
Class R1	(15,750)	(3,989)
Class R3	(271,188)	(53,172)
Class R4	(24,157)	(12,815)
Class R5	(62,488)	(49,481)
Class R6[1]	(243)	—

Total distributions	(16,670,354)	(11,370,570)

From Fund share transactions (Note 5)	(224,719,332)	104,270,094

Total increase (decrease)	(226,403,363)	213,620,005

Net assets

Beginning of year	1,215,947,714	1,002,327,709

End of year	$989,544,351	$1,215,947,714

Undistributed net investment income	$75,495	$1,426,717

[1] Period from 9-1-11 (inception date) to 10-31-11.

24 Balanced Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$14.93	$13.54	$11.33	$15.67	$13.39	$12.60
Net investment income[2]	0.20	0.18	0.18	0.19	0.25	0.18
Net realized and unrealized gain (loss)
on investments	0.01	1.38	2.25	(4.36)	2.86	1.54
Total from investment operations	0.21	1.56	2.43	(4.17)	3.11	1.72
Less distributions
From net investment income	(0.24)	(0.17)	(0.22)	(0.17)	(0.24)	(0.20)
From net realized gain	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.24)	(0.17)	(0.22)	(0.17)	(0.83)	(0.93)
Net asset value, end of year	$14.90	$14.93	$13.54	$11.33	$15.67	$13.39
Total return (%)[3]	1.40	11.61[4]	21.72[4]	(26.84)[4,5]	23.45[4]	13.75[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$524	$668	$579	$427	$241	$111
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.16	1.18	1.22	1.18[6]	1.22	1.28
Expenses net of fee waivers
and credits	1.16	1.17	1.21	1.17[6]	1.21	1.28
Net investment income	1.33	1.12	1.54	1.58[6]	1.68	1.35
Portfolio turnover (%)	67	67	78	95	43	60

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Annual report | Balanced Fund 25

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$14.91	$13.52	$11.31	$15.66	$13.39	$12.60
Net investment income[2]	0.10	0.08	0.10	0.10	0.15	0.09
Net realized and unrealized gain (loss)
on investments	0.01	1.38	2.25	(4.36)	2.85	1.54
Total from investment operations	0.11	1.46	2.35	(4.26)	3.00	1.63
Less distributions
From net investment income	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)
From net realized gain	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)
Net asset value, end of year	$14.88	$14.91	$13.52	$11.31	$15.66	$13.39
Total return (%)[3]	0.73	10.86[4]	20.93[4]	(27.31)[4,5]	22.54[4]	12.97[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$72	$76	$60	$42	$37	$27
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.86	1.88	1.91	1.88[6]	1.91	1.97
Expenses net of fee waivers
and credits	1.86	1.87	1.91	1.87[6]	1.91	1.97
Net investment income	0.63	0.42	0.85	0.88[6]	0.98	0.66
Portfolio turnover (%)	67	67	78	95	43	60

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$14.92	$13.53	$11.32	$15.67	$13.39	$12.60
Net investment income[2]	0.10	0.08	0.10	0.10	0.15	0.09
Net realized and unrealized gain (loss)
on investments	—	1.38	2.25	(4.36)	2.86	1.54
Total from investment operations	0.10	1.46	2.35	(4.26)	3.01	1.63
Less distributions
From net investment income	(0.14)	(0.07)	(0.14)	(0.09)	(0.14)	(0.11)
From net realized gain	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.14)	(0.07)	(0.14)	(0.09)	(0.73)	(0.84)
Net asset value, end of year	$14.88	$14.92	$13.53	$11.32	$15.67	$13.39
Total return (%)[3]	0.66	10.85[4]	20.91[4]	(27.30)[4,5]	22.60[4]	12.96[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$301	$350	$270	$162	$49	$10
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.86	1.88	1.92	1.88[6]	1.91	1.97
Expenses net of fee waivers
and credits	1.86	1.87	1.92	1.87[6]	1.91	1.97
Net investment income	0.63	0.42	0.83	0.88[6]	0.96	0.64
Portfolio turnover (%)	67	67	78	95	43	60

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

26 Balanced Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of year	$14.94	$13.54	$11.33	$15.67	$13.40	$12.61
Net investment income[2]	0.27	0.24	0.23	0.24	0.32	0.24
Net realized and unrealized gain (loss)
on investments	0.01	1.39	2.25	(4.36)	2.85	1.54
Total from investment operations	0.28	1.63	2.48	(4.12)	3.17	1.78
Less distributions
From net investment income	(0.31)	(0.23)	(0.27)	(0.22)	(0.31)	(0.26)
From net realized gain	—	—	—	—	(0.59)	(0.73)
Total distributions	(0.31)	(0.23)	(0.27)	(0.22)	(0.90)	(0.99)
Net asset value, end of year	$14.91	$14.94	$13.54	$11.33	$15.67	$13.40
Total return (%)	1.84	12.14	22.23[3]	(26.60)[3,4]	23.89[3]	14.29[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$69	$99	$92	$74	$30	$4
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.75	0.74	0.79	0.75[5]	0.77	0.80
Expenses net of fee waivers
and credits	0.75	0.74	0.79	0.75[5]	0.77	0.80
Net investment income	1.76	1.55	1.98	2.01[5]	2.06	1.81
Portfolio turnover (%)	67	67	78	95	43	60

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

CLASS R1 SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-081,2

Per share operating performance

Net asset value, beginning of year	$14.99	$13.57	$11.35	$14.24
Net investment income3	0.16	0.13	0.12	0.01
Net realized and unrealized gain (loss) on investments	0.01	1.40	2.27	(2.86)
Total from investment operations	0.17	1.53	2.39	(2.85)
Less distributions
From net investment income	(0.20)	(0.11)	(0.17)	(0.04)
Total distributions	(0.20)	(0.11)	(0.17)	(0.04)
Net asset value, end of year	$14.96	$14.99	$13.57	$11.35
Total return (%)	1.14	11.32	21.234	(20.06)4,5

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$1	—6	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.45	2.88	1.597
Expenses net of fee waivers and credits	1.45	1.45	1.63	1.597
Net investment income	1.05	0.81	0.94	0.597
Portfolio turnover (%)	67	67	78	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Annual report | Balanced Fund 27

CLASS R3 SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of year	$14.98	$13.57	$11.35	$14.24
Net investment income[3]	0.17	0.16	0.13	0.01
Net realized and unrealized gain (loss) on investments	0.01	1.38	2.27	(2.86)
Total from investment operations	0.18	1.54	2.40	(2.85)
Less distributions
From net investment income	(0.23)	(0.13)	(0.18)	(0.04)
Total distributions	(0.23)	(0.13)	(0.18)	(0.04)
Net asset value, end of year	$14.93	$14.98	$13.57	$11.35
Total return (%)	1.17	11.41	21.36[4]	(20.04)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$16	$18	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36	1.25	2.83	1.50[7]
Expenses net of fee waivers and credits	1.36	1.25	1.51	1.50[7]
Net investment income	1.13	1.03	1.01	0.68[7]
Portfolio turnover (%)	67	67	78	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R4 SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-081,2

Per share operating performance

Net asset value, beginning of year	$14.98	$13.57	$11.34	$14.24
Net investment income3	0.22	0.19	0.10	0.01
Net realized and unrealized gain (loss) on investments	0.01	1.39	2.34	(2.85)
Total from investment operations	0.23	1.58	2.44	(2.84)
Less distributions
From net investment income	(0.26)	(0.17)	(0.21)	(0.06)
Total distributions	(0.26)	(0.17)	(0.21)	(0.06)
Net asset value, end of year	$14.95	$14.98	$13.57	$11.34
Total return (%)	1.49	11.71	21.814	(20.04)4,5

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$1	$1	—6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	1.11	1.86	1.227
Expenses net of fee waivers and credits	1.08	1.11	1.23	1.227
Net investment income	1.41	1.18	1.40	0.967
Portfolio turnover (%)	67	67	78	95

1 Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

28 Balanced Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of year	$14.97	$13.56	$11.34	$14.24
Net investment income[3]	0.26	0.23	0.23	0.02
Net realized and unrealized gain (loss) on investments	0.01	1.40	2.24	(2.85)
Total from investment operations	0.27	1.63	2.47	(2.83)
Less distributions
From net investment income	(0.30)	(0.22)	(0.25)	(0.07)
Total distributions	(0.30)	(0.22)	(0.25)	(0.07)
Net asset value, end of year	$14.94	$14.97	$13.56	$11.34
Total return (%)	1.80	12.09	22.09[4]	(19.98)[4,5]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$3	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.78	2.07	0.94[7]
Expenses net of fee waivers and credits	0.78	0.78	0.92	0.94[7]
Net investment income	1.71	1.44	1.75	1.25[7]
Portfolio turnover (%)	67	67	78	95

1Period from 9-8-08 (inception date) to 10-31-08.
2 For the period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R6 SHARES Period ended	10-31-111

Per share operating performance

Net asset value, beginning of year	$14.73
Net investment income2	0.04
Net realized and unrealized gain on investments	0.18
Total from investment operations	0.22
Less distributions
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of year	$14.91
Total return (%)	1.483

Ratios and supplemental data

Net assets, end of year (in millions)	—4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.735
Expenses net of fee waivers and credits	0.735
Net investment income	1.575
Portfolio turnover (%)	676

1 Period from 9-1-11 (inception date) to 10-31-11.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | Balanced Fund 29

Notes to financial statements

Note 1 — Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek current income, long-term growth of capital and income and preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

30 Balanced Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$52,030,238	$52,030,238	—	—
Consumer Staples	48,229,140	48,229,140	—	—
Energy	90,281,628	90,280,517	—	$1,111
Financials	100,467,990	100,467,990	—	—
Health Care	86,871,754	86,871,754	—	—
Industrials	80,501,084	80,501,084	—	—
Information Technology	134,652,695	134,652,695	—	—
Materials	43,527,527	43,527,527	—	—
Utilities	7,450,905	7,450,905	—	—
Preferred Securities
Energy	1,299,517	1,299,517	—	—
U.S. Government &
Agency Obligations	101,122,819	—	$101,122,819	—
Foreign Government
Obligations	1,924,901	—	1,924,901	—
Corporate Bonds	147,832,057	—	147,832,057	—
Capital Preferred
Securities	4,491,964	—	4,491,964	—
Municipal Bonds	553,264	—	553,264	—
Collateralized Mortgage
Obligations	41,788,669	—	41,576,613	212,056
Asset Backed Securities	31,349,301	—	31,349,301	—
Securities Lending
Collateral	54,284,830	54,284,830	—	—
Short-Term Investments	911,000	—	911,000	—

Total Investments
in Securities	$1,029,571,283	$699,596,197	$329,761,919	$213,167

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Annual report | Balanced Fund 31

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. In certain circumstances, some of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

32 Balanced Fund | Annual report

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,028,499 available to offset future net realized capital gains as of October 31, 2011. This loss carryforward expires October 31, 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows:

	OCTOBER 31, 2011	OCTOBER 31, 2010

Ordinary Income	$16,670,354	$11,370,570

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the components of distributable earnings on a tax basis included $626,778 of undistributed ordinary income.

Annual report | Balanced Fund 33

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies, wash sale loss deferrals and amortization and accretion on debt securities.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net assets: and (b) 0.55% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2011 were equivalent to an annual effective rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.63%, 1.53%, 1.23%, 0.93% and 0.74% for Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and other extraordinary expenses, acquired fee expenses paid indirectly and short dividend expense. These fee waivers and/or expense reimbursements shall remain in effect

34 Balanced Fund | Annual report

until February 29, 2012 for Class R1, Class R3, Class R4 and Class R5 shares, and February 28, 2013 for Class R6 shares. For the year ended October 31, 2011, there were no amounts waived in regard to these agreements.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,328,422 for the year ended October 31, 2011. Of this amount, $194,472 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,113,593 was paid as sales commissions to broker-dealers and $20,357 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $181,870 and $47,512 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of

Annual report | Balanced Fund 35

payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION	TRANSFER
SHARE CLASS	AND SERVICE FEES	AGENT FEES

Class A	$1,915,741	$1,169,119
Class B	782,110	143,715
Class C	3,432,468	629,742
Class I	—	57,212
Class R1	10,495	486
Class R3	115,390	5,899
Class R4	5,737	517
Class R5	1,986	1,008
Class R6	—	7
Total	$6,263,927	$2,007,705

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2011 and October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,499,090	$115,356,091	14,794,982	$210,254,381
Distributions reinvested	649,955	9,879,127	506,376	7,207,408
Repurchased	(17,717,302)	(268,844,213)	(13,286,847)	(188,930,526)

Net increase (decrease)	(9,568,257)	($143,608,995)	2,014,511	$28,531,263

Class B shares

Sold	794,818	$12,207,648	1,495,741	$21,261,108
Distributions reinvested	39,142	596,949	20,964	298,455
Repurchased	(1,090,735)	(16,502,433)	(872,900)	(12,405,024)

Net increase (decrease)	(256,775)	($3,697,836)	643,805	$9,154,539

36 Balanced Fund | Annual report

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class C shares

Sold	3,237,494	$49,856,015	7,705,484	$109,446,306
Distributions reinvested	164,351	2,506,221	88,531	1,261,181
Repurchased	(6,596,938)	(99,814,956)	(4,295,326)	(61,155,003)

Net increase (decrease)	(3,195,093)	($47,452,720)	3,498,689	$49,552,484

Class I shares

Sold	2,101,613	$32,690,043	2,077,738	$29,597,145
Distributions reinvested	70,058	1,060,587	53,794	765,414
Repurchased	(4,193,878)	(63,830,813)	(2,266,681)	(32,257,614)

Net decrease	(2,022,207)	($30,080,183)	(135,149)	($1,895,055)

Class R1 shares

Sold	117,011	$1,774,702	62,862	$900,636
Distributions reinvested	862	13,113	264	3,775
Repurchased	(37,859)	(587,071)	(29,906)	(436,055)

Net increase	80,014	$1,200,744	33,220	$468,356

Class R3 shares

Sold	201,664	$3,072,642	1,231,292	$16,695,856
Distributions reinvested	17,798	271,188	3,686	53,172
Repurchased	(322,351)	(4,951,447)	(79,670)	(1,139,342)

Net increase (decrease)	(102,889)	($1,607,617)	1,155,308	$15,609,686

Class R4 shares

Sold	47,085	$727,858	10,802	$154,795
Distributions reinvested	1,581	24,033	898	12,815
Repurchased	(19,057)	(292,925)	(5,081)	(72,949)

Net increase	29,609	$458,966	6,619	$94,661

Class R5 shares

Sold	73,125	$1,121,040	324,887	$4,605,121
Distributions reinvested	4,117	62,488	3,477	49,481
Repurchased	(77,714)	(1,215,219)	(133,286)	(1,900,442)

Net increase (decrease)	(472)	($31,691)	195,078	$2,754,160

Class R6 shares[1]

Sold	6,789	$100,000	—	—

Net increase	6,789	$100,000	—	—

Net increase (decrease)	(15,036,070)	($224,719,332)	7,412,081	$104,270,094

[1] Period from 9-1-11 (inception date) to 10-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on October 31, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $760,854,575 and $958,830,888, respectively, for the year ended October 31, 2011. Purchases and sales of U.S. Treasury obligations aggregated $108,982,113 and $187,373,402, respectively, for the year ended October 31, 2011.

Annual report | Balanced Fund 37

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of
John Hancock Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

38 Balanced Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2011.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2011, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Eligible shareholders will be mailed a 2011 Form 1099-DIV in early 2012. This Form will reflect the tax character of all distributions for calendar year 2011.

Annual report | Balanced Fund 39

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of

John Hancock Balanced Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

40 Balanced Fund | Annual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Annual report | Balanced Fund 41

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Balanced Fund – Class A	11.15%	1.00%	7.67%	4.85%
Moderate Allocation Category Average	12.17%	0.55%	3.78%	3.91%
S&P 500 TR Index	15.06%	–2.86%	2.29%	1.41%

The Board noted that, although the Fund had underperformed its Category’s average performance and its benchmark index’s performance over the one-year period, the Fund had outperformed its Category’s average performance and its benchmark index’s performance over all other periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses

42 Balanced Fund | Annual report

to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was five basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.60%	0.55%
Gross Expense Ratio	1.18%	1.20%
Net Expense Ratio	1.17%	1.18%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any

Annual report | Balanced Fund 43

economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

44 Balanced Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1992	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1992	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1996	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	1992	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Balanced Fund	45

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

46 Balanced Fund | Annual report

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | Balanced Fund 47

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

48 Balanced Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Balanced Fund 49

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	3600A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

John Hancock

MUTUAL FUNDS

John Hancock

Large Cap Equity Fund

Annual Report

10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)			Cumulative total returns (%)
	with maximum sales charge			with maximum sales charge

	1-year	5-year	10-year	1-year	5-year	10-year

Class A	–5.68	3.87	3.75	–5.68	20.88	44.46

Class B	–6.42	3.81	3.66	–6.42	20.55	43.23

Class C	–2.46	4.15	3.50	–2.46	22.56	41.08

Class I1	–0.38	5.34	4.81	–0.38	29.71	59.99

Class R1[1,2]	–1.07	4.52	3.90	–1.07	24.74	46.63

Class R3[1,2]	–1.00	4.60	3.99	–1.00	25.21	47.92

Class R4[1,2]	–0.70	4.90	4.30	–0.70	27.02	52.32

Class R5[1,2]	–0.38	5.22	4.61	–0.38	28.98	57.01

Class R6[1,2]	–0.36	5.40	4.80	–0.36	30.05	59.74

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6
Net/Gross (%)	1.17	1.92	1.92	0.75	1.50	1.25	1.00	0.75	0.73

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Large Cap Equity Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	10-31-01	$14,323	$14,323	$14,369

Class C3	10-31-01	14,108	14,108	14,369

Class I1	10-31-01	15,999	15,999	14,369

Class R1[1,2]	10-31-01	14,663	14,663	14,369

Class R3[1,2]	10-31-01	14,792	14,792	14,369

Class R4[1,2]	10-31-01	15,232	15,232	14,369

Class R5[1,2]	10-31-01	15,701	15,701	14,369

Class R6[1,2]	10-31-01	15,974	15,974	14,369

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with a maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors, as described in the Fund’s prospectuses.

2 9-30-84 is the inception date for the oldest class of shares, Class A shares. The inception date for Class R1, Class R3, Class R4 and Class R5 shares is 5-22-09. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively. The inception date of Class R6 is 9-1-11; returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expense of Class R6 shares.

3 No contingent deferred sales charge is applicable.

Annual report | Large Cap Equity Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

After the period’s end, portfolio management responsibilities for the Fund transferred to a different team from within the Fund’s subadviser. The Fund, managed by Roger Hamilton and Timothy Malloy through the end of the fiscal year, is now managed by a team led by Walter McCormick and Emory (Sandy) Sanders, Jr. Walter, Sandy and their team joined the subadviser from Wells Capital Management.

Stocks rallied in the first half of the year ended October 31, 2011, buoyed by signs that the economy was recovering with the help of the Federal government’s massive Treasury buyback or quantitative easing program — known as QE2. Investors faced a much more difficult second half. Stocks fell sharply, as the global economy slowed, QE2 ended, the U.S. struggled with debt problems, Standard & Poor’s lowered the rating on U.S. long-term debt, and sovereign debt problems in Europe worsened. The market rallied sharply in the last three weeks of October, fueled by news of a plan to help stabilize Greece’s debt problems and good earnings reports from some large-cap companies. John Hancock Large Cap Equity Fund’s Class A shares returned –0.73% at net asset value for the fiscal year ended October 31, 2011. This performance was well behind the 8.09% return of the Fund’s benchmark, the S&P 500 Index, as well as the average 6.33% return of its peer group, the Morningstar, Inc. large growth fund category. We kept our focus on companies with high free cash flows, strong balance sheets and good management whose stocks were priced below what we thought they were worth. However, stock selection was disappointing, particularly in the energy, information technology and financials sectors. Detractors included OGX Petroleo e Gas Participacoes SA, a Brazilian exploration and production company with offshore assets, whose stock fell after the company decided not to sell some of its assets. In techology, shares of Hewlett-Packard Company, a leader in computer hardware, plunged after announcing it would purchase a software company and exit the hardware business. Elsewhere, shares of office supply store Staples, Inc. declined as the slowing economy hurt demand from small- and mid-size businesses, especially in Europe. Top contributors were spread across sectors. In consumer discretionary, Dollar General Corp. stood out. In industrials, Iron Mountain, Inc. was a winner.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

8	Large Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[1]

Class A	$1,000.00	$867.10	$5.27

Class B	1,000.00	863.70	8.78

Class C	1,000.00	863.70	8.78

Class I	1,000.00	868.70	3.72

Class R1	1,000.00	865.60	6.91

Class R3	1,000.00	865.90	6.68

Class R4	1,000.00	867.20	5.22

Class R5	1,000.00	868.40	3.63

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 10-31-11	period ended 10-31-11[2]

Class R6	$1,000.00	$1,013.40	$1.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[3]

Class A	$1,000.00	$1,019.60	$5.70

Class B	1,000.00	1,015.80	9.50

Class C	1,000.00	1,015.80	9.50

Class I	1,000.00	1,021.20	4.02

Class R1	1,000.00	1,017.80	7.48

Class R3	1,000.00	1,018.00	7.22

Class R4	1,000.00	1,019.60	5.65

Class R5	1,000.00	1,021.30	3.92

Class R6	1,000.00	1,021.40	3.82

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.12%, 1.87%, 1.87%, 0.79%, 1.47%, 1.42%, 1.11% and 0.77% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class R6 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Large Cap Equity Fund | Annual report

Portfolio summary

Top 10 Holdings (34.8% of Net Assets on 10-31-11)[1,2]

Google, Inc., Class A	4.6%	Danaher Corp.	3.0%

Microsoft Corp.	4.3%	MetLife, Inc.	3.0%

QUALCOMM, Inc.	4.3%	CVS Caremark Corp.	3.0%

Apple, Inc.	4.2%	Suncor Energy, Inc.	2.7%

Express Scripts, Inc.	3.1%	Denbury Resources, Inc.	2.6%

Sector Composition[1,3]

Information Technology	22%	Consumer Discretionary	7%

Financials	16%	Consumer Staples	7%

Energy	15%	Materials	7%

Health Care	12%	Utilities	1%

Industrials	12%	Short-Term Investments & Other	1%

1 As a percentage of net assets on 10-31-11.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

Annual report | Large Cap Equity Fund	11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 99.55%	$2,096,445,184

(Cost $2,228,479,127)

Consumer Discretionary 7.19%		151,494,620

Automobiles 0.41%

Ford Motor Company (I)	734,007	8,573,202

Household Durables 0.50%

Pulte Group, Inc. (I)(L)	2,050,413	10,621,139

Internet & Catalog Retail 1.05%

Amazon.com, Inc. (I)	103,482	22,094,442

Media 1.70%

News Corp., Class B	1,312,947	23,436,104

Sirius XM Radio, Inc. (I)(L)	6,920,194	12,387,147

Multiline Retail 0.60%

Dollar General Corp. (I)	317,439	12,589,631

Specialty Retail 2.93%

Lowe’s Companies, Inc.	708,529	14,893,280

Staples, Inc.	3,135,005	46,899,675

Consumer Staples 7.02%		147,876,027

Beverages 1.85%

PepsiCo, Inc.	619,416	38,992,237

Food & Staples Retailing 2.97%

CVS Caremark Corp.	1,723,689	62,569,911

Food Products 1.01%

Archer-Daniels-Midland Company	738,274	21,365,650

Household Products 1.19%

The Procter & Gamble Company	389,877	24,948,229

Energy 14.57%		306,716,762

Energy Equipment & Services 5.66%

Ensco International PLC, ADR	370,497	18,398,881

Noble Corp. (I)	1,079,611	38,801,219

Schlumberger, Ltd.	589,589	43,317,104

Weatherford International, Ltd. (I)	1,196,610	18,547,455

Oil, Gas & Consumable Fuels 8.91%

Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Consol Energy, Inc.	215,888	9,231,371

Denbury Resources, Inc. (I)(L)	3,460,830	54,335,028

12	Large Cap Equity Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

OGX Petroleo e Gas Participacoes SA (I)	3,458,928	$28,608,660

Peabody Energy Corp.	219,504	9,519,888

Southwestern Energy Company (I)	689,135	28,971,235

Suncor Energy, Inc.	1,785,676	56,980,921

Financials 16.07%		338,363,113

Capital Markets 6.55%

BlackRock, Inc.	152,345	24,038,518

Franklin Resources, Inc.	286,537	30,553,440

Lazard, Ltd., Class A	1,064,290	29,097,689

The Charles Schwab Corp.	2,886,242	35,443,052

The Goldman Sachs Group, Inc.	172,218	18,866,482

Diversified Financial Services 3.44%

Bank of America Corp.	1,521,684	10,393,102

Citigroup, Inc.	550,970	17,405,142

JPMorgan Chase & Company	1,283,446	44,612,583

Insurance 6.08%

ACE, Ltd.	116,938	8,437,077

Berkshire Hathaway, Inc., Class B (I)	293,632	22,862,188

MetLife, Inc.	1,788,608	62,887,457

Prudential Financial, Inc.	622,996	33,766,383

Health Care 12.47%		262,593,802

Biotechnology 2.01%

Amgen, Inc. (L)	737,467	42,234,735

Health Care Equipment & Supplies 1.70%

Medtronic, Inc.	1,033,178	35,892,604

Health Care Providers & Services 4.82%

Express Scripts, Inc. (I)	1,449,736	66,296,427

McKesson Corp.	232,710	18,977,501

Medco Health Solutions, Inc. (I)	124,467	6,828,260

Quest Diagnostics, Inc.	167,550	9,349,290

Pharmaceuticals 3.94%

Abbott Laboratories	720,872	38,833,375

Hospira, Inc. (I)	343,226	10,794,458

Pfizer, Inc.	1,733,497	33,387,152

Industrials 12.35%		260,101,101

Aerospace & Defense 3.62%

Honeywell International, Inc.	449,367	23,546,831

Textron, Inc. (L)	1,191,870	23,146,115

United Technologies Corp.	379,872	29,622,419

Air Freight & Logistics 0.93%

Expeditors International of Washington, Inc.	427,983	19,516,025

Airlines 0.65%

Delta Air Lines, Inc. (I)	1,602,594	13,654,101

Commercial Services & Supplies 3.47%

Iron Mountain, Inc. (L)	732,154	22,645,523

Republic Services, Inc.	1,768,425	50,329,376

See notes to financial statements	Annual report | Large Cap Equity Fund	13

		Shares	Value
Industrial Conglomerates 2.99%

Danaher Corp. (L)		1,303,267	$63,012,959

Machinery 0.69%

Deere & Company		192,724	14,627,752

Information Technology 22.07%			464,866,129

Communications Equipment 4.29%

QUALCOMM, Inc.		1,749,667	90,282,817

Computers & Peripherals 5.37%

Apple, Inc. (I)		217,968	88,229,087

Hewlett-Packard Company		933,685	24,845,358

Internet Software & Services 4.64%

Google, Inc., Class A (I)		164,824	97,681,295

Semiconductors & Semiconductor Equipment 0.35%

NXP Semiconductor NV (I)(L)		415,932	7,474,298

Software 7.42%

Adobe Systems, Inc. (I)		593,157	17,444,747

Intuit, Inc.		904,906	48,566,305

Microsoft Corp.		3,392,498	90,342,222

Materials 6.76%			142,421,755

Chemicals 3.93%

Ecolab, Inc. (L)		968,506	52,144,363

LyondellBasell Industries NV, Class A		319,215	10,489,405

Monsanto Company		275,798	20,064,305

Containers & Packaging 0.76%

Owens-Illinois, Inc. (I)		804,032	16,144,963

Metals & Mining 2.07%

Avalon Rare Metals, Inc. (I)		2,756,170	9,180,320

Barrick Gold Corp.		505,003	24,997,649

Freeport-McMoRan Copper & Gold, Inc.		233,501	9,400,750

Utilities 1.05%			22,011,875

Electric Utilities 1.05%

PPL Corp.		749,468	22,011,875

	Yield (%)	Shares	Value
Securities Lending Collateral 5.50%			$115,954,605

(Cost $115,950,646)

John Hancock Collateral Investment Trust (W)	0.2824 (Y)	11,588,044	115,954,605

Total investments (Cost $2,344,429,773)† 105.05%		$2,212,399,789

Other assets and liabilities, net (5.05%)			($106,435,587)

Total net assets 100.00%		$2,105,964,202

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

14	Large Cap Equity Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 10-31-11.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $2,353,520,416. Net unrealized depreciation aggregated $141,120,627, of which $117,371,979 related to appreciated investment securities and $258,492,606 related to depreciated investment securities.

See notes to financial statements	Annual report | Large Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,228,479,127)
including $112,925,646 of securities loaned (Note 2)	$2,096,445,184
Investments in affiliated issuers, at value (Cost $115,950,646) (Note 2)	115,954,605

Total investments, at value (Cost $2,344,429,773)	2,212,399,789
Receivable for investments sold	39,236,007
Receivable for fund shares sold	1,251,863
Dividends and interest receivable	1,051,242
Receivable for securities lending income	23,548
Other receivables and prepaid expenses	151,595

Total assets	2,254,114,044

Liabilities

Due to custodian	521,514
Payable for investments purchased	16,645,122
Payable for fund shares repurchased	12,628,223
Payable upon return of securities loaned (Note 2)	115,949,643
Payable to affiliates
Accounting and legal services fees	39,813
Transfer agent fees	325,766
Distribution and service fees	606,682
Trustees’ fees	101,136
Management fees	1,088,613
Other liabilities and accrued expenses	243,330

Total liabilities	148,149,842

Net assets

Paid-in capital	$2,590,159,226
Accumulated distributions in excess of net investment income	(2,760,401)
Accumulated net realized loss on investments and foreign
currency transactions	(349,404,639)
Net unrealized appreciation (depreciation) on investments	(132,029,984)

Net assets	$2,105,964,202

16	Large Cap Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,355,111,194 ÷ 56,136,802 shares)	$24.14
Class B ($79,671,931 ÷ 3,580,610 shares)[1]	$22.25
Class C ($312,666,768 ÷ 14,054,386 shares)[1]	$22.25
Class I ($346,907,427 ÷ 13,878,542 shares)	$25.00
Class R1 ($6,521,380 ÷ 262,407 shares)	$24.85
Class R3 ($2,855,324 ÷ 114,821 shares)	$24.87
Class R4 ($109,667 ÷ 4,397 shares)	$24.94
Class R5 ($2,019,153 ÷ 80,719 shares)	$25.01
Class R6 ($101,358 ÷ 4,054 shares)	$25.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.41

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Large Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$36,931,632
Interest	89,828
Securities lending	368,388
Other income	427,840
Less foreign taxes withheld	(336,030)

Total investment income	37,481,658

Expenses

Investment management fees (Note 4)	17,234,408
Distribution and service fees (Note 4)	9,781,832
Accounting and legal services fees (Note 4)	414,296
Transfer agent fees (Note 4)	4,627,690
Trustees’ fees (Note 4)	229,436
State registration fees	224,188
Printing and postage	271,194
Professional fees	115,042
Custodian fees	301,698
Registration and filing fees	24,108
Other	111,923

Total expenses	33,335,815

Net investment income	4,145,843

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	102,589,724
Investments in affiliated issuers	(49,275)
Foreign currency transactions	(614,678)

101,925,771
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(119,053,238)
Investments in affiliated issuers	36,813
Translation of assets and liabilities in foreign currencies	9,214

(119,007,211)

Net realized and unrealized loss	(17,081,440)

Decrease in net assets from operations	($12,935,597)

18	Large Cap Equity Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10
Increase (decrease) in net assets

From operations
Net investment income	$4,145,843	$3,510,044
Net realized gain	101,925,771	303,648,550
Change in net unrealized appreciation (depreciation)	(119,007,211)	22,194,210

Increase (decrease) in net assets resulting from operations	(12,935,597)	329,352,804

Distributions to shareholders
From net investment income
Class A	(24,003,854)	(5,989,338)
Class B	(544,142)	—
Class C	(2,162,407)	—
Class I	(4,536,566)	(1,230,801)
Class R1	(25,115)	—
Class R3	(13,397)	(15)
Class R4	(1,321)	(81)
Class R5	(25,969)	(574)

Total distributions	(31,312,771)	(7,220,809)

From Fund share transactions (Note 5)	(641,156,690)	178,923,355

Total increase (decrease)	(685,405,058)	501,055,350

Net assets

Beginning of year	2,791,369,260	2,290,313,910

End of year	$2,105,964,202	$2,791,369,260

Undistributed/(Accumulated distributions in excess of)
net investment income	($2,760,401)	$6,085,728

See notes to financial statements	Annual report | Large Cap Equity Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$24.60	$21.61	$18.28	$28.40	$21.23	$17.66
Net investment income (loss)[2]	0.06	0.06	0.07	—[3]	0.04	(0.04)
Net realized and unrealized gain (loss)
on investments	(0.22)	3.01	3.88	(10.12)	7.13	3.61
Total from investment operations	(0.16)	3.07	3.95	(10.12)	7.17	3.57
Less distributions
From net investment income	(0.30)	(0.08)	(0.62)	—	—	—
Net asset value, end of period	$24.14	$24.60	$21.61	$18.28	$28.40	$21.23
Total return (%)[4]	(0.73)	14.22[5]	22.76[5]	(35.63)[5,6]	33.77	20.22[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,355	$1,998	$1,660	$1,249	$1,182	$463
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.12	1.16	1.23	1.11[7]	1.14	1.23
Expenses net of fee waivers and credits	1.12	1.14	1.22	1.11[7]	1.14	1.21
Net investment income (loss)	0.24	0.24	0.35	(0.01)[7]	0.15	(0.22)
Portfolio turnover (%)	59	94	99	113	40	78

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.

20	Large Cap Equity Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$22.71	$20.02	$16.89	$26.41	$19.89	$16.67
Net investment loss[2]	(0.12)	(0.11)	(0.06)	(0.16)	(0.15)	(0.18)
Net realized and unrealized gain (loss)
on investments	(0.22)	2.80	3.61	(9.36)	6.67	3.40
Total from investment operations	(0.34)	2.69	3.55	(9.52)	6.52	3.22
Less distributions
From net investment income	(0.12)	—	(0.42)	—	—	—
Net asset value, end of period	$22.25	$22.71	$20.02	$16.89	$26.41	$19.89
Total return (%)[3]	(1.52)	13.44[4]	21.85[4]	(36.05)[4,5]	32.78	19.32[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$80	$104	$105	$105	$156	$118
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.87	1.92	1.98	1.85[6]	1.89	1.98
Expenses net of fee waivers and credits	1.87	1.89	1.98	1.85[6]	1.89	1.96
Net investment loss	(0.51)	(0.50)	(0.38)	(0.75)[6]	(0.63)	(0.98)
Portfolio turnover (%)	59	94	99	113	40	78

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$22.70	$20.02	$16.89	$26.41	$19.89	$16.67
Net investment loss[2]	(0.12)	(0.11)	(0.07)	(0.16)	(0.14)	(0.18)
Net realized and unrealized gain (loss)
on investments	(0.21)	2.79	3.62	(9.36)	6.66	3.40
Total from investment operations	(0.33)	2.68	3.55	(9.52)	6.52	3.22
Less distributions
From net investment income	(0.12)	—	(0.42)	—	—	—
Net asset value, end of period	$22.25	$22.70	$20.02	$16.89	$26.41	$19.89
Total return (%)[3]	(1.48)	13.39[4]	21.85[4]	(36.05)[4,5]	32.78[4]	19.32[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$313	$402	$329	$250	$176	$34
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.87	1.92	1.98	1.86[6]	1.90	1.98
Expenses net of fee waivers
and credits	1.87	1.89	1.97	1.86[6]	1.89	1.96
Net investment loss	(0.51)	(0.51)	(0.40)	(0.76)[6]	(0.58)	(0.97)
Portfolio turnover (%)	59	94	99	113	40	78

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Annual report | Large Cap Equity Fund	21

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$25.46	$22.33	$18.91	$29.28	$21.80	$18.05
Net investment income[2]	0.15	0.14	0.14	0.09	0.19	0.11
Net realized and unrealized gain (loss)
on investments	(0.23)	3.13	4.00	(10.46)	7.30	3.64
Total from investment operations	(0.08)	3.27	4.14	(10.37)	7.49	3.75
Less distributions
From net investment income	(0.38)	(0.14)	(0.72)	—	(0.01)	—
Net asset value, end of period	$25.00	$25.46	$22.33	$18.91	$29.28	$21.80
Total return (%)	(0.38)	14.69	23.21[3]	(35.42)[3,4]	34.36	20.78

Ratios and supplemental data

Net assets, end of period (in millions)	$347	$282	$195	$174	$271	$4
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.76	0.76	0.84	0.74[5]	0.76	0.77
Expenses net of fee waivers and credits	0.76	0.76	0.84	0.74[5]	0.75	0.77
Net investment income	0.59	0.61	0.75	0.36[5]	0.69	0.54
Portfolio turnover (%)	59	94	99	113	40	78

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.

CLASS R1 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$25.34	$22.25	$18.82
Net investment loss[2]	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.23)	3.12	3.45
Total from investment operations	(0.26)	3.09	3.43
Less distributions
From net investment income	(0.23)	—	—
Net asset value, end of period	$24.85	$25.34	$22.25
Total return (%)	(1.07)	13.89	18.23[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45	1.41	2.38[6]
Expenses net of fee waivers and credits	1.45	1.41	1.61[6]
Net investment loss	(0.13)	(0.14)	(0.24)[6]
Portfolio turnover (%)	59	94	99

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

22	Large Cap Equity Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$25.34	$22.26	$18.82
Net investment loss[2]	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.22)	3.14	3.46
Total from investment operations	(0.24)	3.09	3.44
Less distributions
From net investment income	(0.23)	(0.01)	—
Net asset value, end of period	$24.87	$25.34	$22.26
Total return (%)	(1.00)	13.89	18.28[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38	1.42	3.13[6]
Expenses net of fee waivers and credits	1.38	1.42	1.51[6]
Net investment loss	(0.06)	(0.20)	(0.19)[6]
Portfolio turnover (%)	59	94	99

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R4 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$25.38	$22.29	$18.82
Net investment income[2]	0.08	0.02	0.01
Net realized and unrealized gain (loss) on investments	(0.24)	3.13	3.46
Total from investment operations	(0.16)	3.15	3.47
Less distributions
From net investment income	(0.28)	(0.06)	—
Net asset value, end of period	$24.94	$25.38	$22.29
Total return (%)	(0.70)	14.16[3]	18.44[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	2.34	2.87[6]
Expenses net of fee waivers and credits	1.06	1.21	1.21[6]
Net investment income	0.30	0.08	0.11[6]
Portfolio turnover (%)	59	94	99

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | Large Cap Equity Fund	23

CLASS R5 SHARES Period ended	10-31-11	10-31-10	10-31-09[1]

Per share operating performance

Net asset value, beginning of period	$25.44	$22.32	$18.82
Net investment income[2]	0.16	0.05	0.03
Net realized and unrealized gain (loss) on investments	(0.24)	3.18	3.47
Total from investment operations	(0.08)	3.23	3.50
Less distributions
From net investment income	(0.35)	(0.11)	—
Net asset value, end of period	$25.01	$25.44	$22.32
Total return (%)	(0.38)	14.52	18.60[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.89	2.40[6]
Expenses net of fee waivers and credits	0.74	0.89	0.91[6]
Net investment income	0.59	0.22	0.37[6]
Portfolio turnover (%)	59	94	99

1 Period from 5-22-09 (inception date) to 10-31-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R6 SHARES Period ended	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$24.67
Net investment income[2]	0.02
Net realized and unrealized gain on investments	0.31
Total from investment operations	0.33
Net asset value, end of period	$25.00
Total return (%)	1.34[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75[5]
Expenses net of fee waivers and credits	0.75[5]
Net investment income	0.47[5]
Portfolio turnover (%)	59[6]

1 Period from 9-1-11 (inception date) to 10-31-11.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

24	Large Cap Equity Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Large Cap Equity Fund	25

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$151,494,620	$151,494,620	—	—
Consumer Staples	147,876,027	147,876,027	—	—
Energy	306,716,762	306,711,762	—	$5,000
Financials	338,363,113	338,363,113	—	—
Health Care	262,593,802	262,593,802	—	—
Industrials	260,101,101	260,101,101	—	—
Information Technology	464,866,129	464,866,129	—	—
Materials	142,421,755	142,421,755	—	—
Utilities	22,011,875	22,011,875	—	—
Securities Lending
Collateral	115,954,605	115,954,605	—	—

Total Investments in
Securities	$2,212,399,789	$2,212,394,789	—	$5,000

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

26	Large Cap Equity Fund | Annual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $343,016,298 available to offset future net realized capital gains as of October 31, 2011, which expires on October 31, 2017.

Annual report | Large Cap Equity Fund	27

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows: ordinary income of $31,312,771 and $7,220,809, respectively.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book/tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals, net operating losses and character of distributions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

28	Large Cap Equity Fund | Annual report

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net assets; and (b) 0.600% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended October 31, 2011 were equivalent to an annual effective rate of 0.625% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.61%, 1.51%, 1.21%, 0.91% and 0.75% for Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. The expense limitations shall remain in effect until February 29, 2012 for Class R1, Class R3, Class R4 and Class R5 shares and until February 28, 2013 for Class R6 shares.

For the year ended October 31, 2011, there were no expense reductions or reimbursements related to these agreements.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

A	0.25%	—
B	1.00%	—
C	1.00%	—
R1	0.50%	0.25%
R3	0.50%	0.15%
R4	0.25%	0.10%
R5	—	0.05%

Annual report | Large Cap Equity Fund	29

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,075,070 for the year ended October 31, 2011. Of this amount, $148,332 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $902,082 was paid as sales commissions to broker-dealers and $24,656 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $234,931 and $53,802 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$4,740,866	$3,452,294
B	982,915	179,621
C	4,005,735	731,167
I	—	261,364
R1	33,053	1,535
R3	18,378	935
R4	400	39
R5	485	728
R6	—	7
Total	$9,781,832	$4,627,690

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

30	Large Cap Equity Fund | Annual report

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2011 and October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	13,994,851	$364,632,964	27,926,862	$647,516,923
Distributions reinvested	850,642	21,793,459	237,823	5,391,449
Repurchased	(39,927,541)	(1,013,477,935)	(23,795,630)	(549,396,505)

Net increase (decrease)	(25,082,048)	($627,051,512)	4,369,055	$103,511,867

Class B shares

Sold	393,013	$9,454,772	719,982	$15,450,602
Distributions reinvested	19,131	454,734	—	—
Repurchased	(1,393,359)	(32,784,937)	(1,404,663)	(30,222,200)

Net decrease	(981,215)	($22,875,431)	(684,681)	($14,771,598)

Class C shares

Sold	3,074,314	$74,318,160	5,539,697	$119,269,122
Distributions reinvested	60,140	1,429,535	—	—
Repurchased	(6,770,666)	(157,147,789)	(4,304,080)	(91,946,405)

Net increase (decrease)	(3,636,212)	($81,400,094)	1,235,617	$27,322,717

Class I shares

Sold	9,896,347	$269,479,826	6,874,569	$165,628,680
Distributions reinvested	92,823	2,455,172	27,985	654,280
Repurchased	(7,202,842)	(188,314,389)	(4,548,457)	(108,139,050)

Net increase	2,786,328	$83,620,609	2,354,097	$58,143,910

Class R1 shares

Sold	264,048	$6,844,396	94,563	$2,231,986
Distributions reinvested	809	21,411	—	—
Repurchased	(94,224)	(2,513,334)	(8,442)	(200,952)

Net increase	170,633	$4,352,473	86,121	$2,031,034

Class R3 shares

Sold	122,959	$3,325,667	58,797	$1,386,632
Distributions reinvested	507	13,397	—	—
Repurchased	(54,892)	(1,427,309)	(13,878)	(337,409)

Net increase	68,574	$1,911,755	44,919	$1,049,223

Class R4 shares

Sold	1,895	$49,212	2,848	$67,770
Distributions reinvested	36	951	—	—
Repurchased	(1,710)	(46,879)	—	—

Net increase	221	$3,284	2,848	$67,770

Class R5 shares

Sold	49,507	$1,303,057	70,384	$1,645,675
Distributions reinvested	964	25,499	18	427
Repurchased	(42,068)	(1,146,330)	(3,251)	(77,670)

Net increase	8,403	$182,226	67,151	$1,568,432

Annual report | Large Cap Equity Fund	31

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class R6 shares[1]

Sold	4,054	$100,000	—	—

Net increase	4,054	$100,000	—	—

Net increase (decrease)	(26,661,262)	($641,156,690)	7,475,127	$178,923,355

1Period from 9-1-11 (inception date) to 10-31-11.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on October 31, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,617,964,714 and $2,168,106,334, respectively, for the year ended October 31, 2011.

32	Large Cap Equity Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
Shareholders of John Hancock Large Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian, transfer agent and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

Annual report | Large Cap Equity Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2011.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended October 31, 2011.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Eligible shareholders will be mailed a 2011 Form 1099-DIV in early 2012. This Form will reflect the tax character of all distributions for calendar year 2011.

34	Large Cap Equity Fund | Annual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Large Cap Equity Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

Annual report | Large Cap Equity Fund	35

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

36	Large Cap Equity Fund | Annual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Large Cap Equity Fund Class A	14.20%	–1.18%	9.19%	3.36%
Large Growth Category Average	15.84%	–2.17%	3.07%	0.76%
S&P 500 TR	15.06%	–2.86%	2.29%	1.41%

The Board noted that, although the Fund had underperformed its Category’s average performance and its benchmark index’s performance over the one-year period, the Fund had outperformed its Category’s average performance and its benchmark index’s performance over all other periods.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses

Annual report | Large Cap Equity Fund	37

to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was two basis points below the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.63%	0.65%
Gross Expense Ratio	1.16%	1.26%
Net Expense Ratio	1.14%	1.20%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which has had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

38	Large Cap Equity Fund | Annual report

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Annual report | Large Cap Equity Fund	39

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	1994	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	1986	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	1994	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

40	Large Cap Equity Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

Annual report | Large Cap Equity Fund	41

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

42	Large Cap Equity Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | Large Cap Equity Fund	43

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

44	Large Cap Equity Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	5000A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

John Hancock MUTUAL FUNDS

John Hancock
Small Cap Intrinsic Value Fund

Annual Report
10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	–13.13	–3.13	—	2.82[1]	–13.13	–14.72	—	20.37[1]

Class B	–14.04	–3.33	—	2.79[1]	–14.04	–15.59	—	20.17[1]

Class C	–10.11	–2.84	—	2.91[1]	–10.11	–13.42	—	21.12[1]

Class I2	–8.17	–1.71	—	4.04[1]	–8.17	–8.29	—	30.21[1]

Class R6[2]	–8.10	–1.59	—	4.16[3]	–8.10	–7.68	—	31.24[3]

Class NAV[2]	–8.09	—	—	–6.03[4]	–8.09	—	—	–24.41[4]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Net/Gross (%)	1.52	2.56	2.26	1.10	1.08	0.96

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Small Cap Intrinsic Value Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$12,017	$12,017	$12,758

Class C5	2-28-05	12,112	12,112	12,758

Class I2	2-28-05	13,021	13,021	12,758

Class R6[2,3]	2-28-05	13,124	13,124	12,758

Class NAV[2]	5-1-07	7,559	7,559	9,660

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index of 2,000 U.S. small-capitalization companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The inception date of Class R6 is 9-1-11; performance prior to that date is that of Class A that has been recalculated to apply the gross fees and expenses of Class R6 shares.

4 From 5-1-07.

5 No contingent deferred sales charge is applicable.

Annual report | Small Cap Intrinsic Value Fund 7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Small-cap stocks posted strong gains from October 31, 2010 through April 30, 2011, but began to slide in May, as the economy weakened and employment trends fell short of expectations. Stocks then plunged in the summer and early fall, as investors worried about the sovereign debt crisis in Europe, the U.S. deficit and credit downgrade and a potential double-dip recession. Small-cap stocks, which were pressured by selling from risk-averse investors, apparently bottomed in early October. In the last few weeks of the month, the market made a comeback, buoyed by news of a plan to stabilize the credit situation in Greece and some better-than-expected corporate earnings reports.

For the 12 months ended October 31, 2011, John Hancock Small Cap Intrinsic Value Fund’s Class A shares returned –8.56% at net asset value. By comparison, the Fund’s benchmark, the Russell 2000 Index, and its peer group, the Morningstar, Inc. small blend category average advanced 6.71% and 6.60%, respectively. We maintained our long-term focus on companies with strong cash flows, solid balance sheets, attractive stock valuations and catalysts to help unlock value. However, security selection was disappointing, particularly in the information technology, financials, consumer discretionary and energy sectors. Detractors in technology included Travelzoo, Inc., which offers online travel deals, and E-Commerce China Dangdang, Inc., a leading e-commerce site in China. (It is listed under consumer discretionary in the Fund’s Portfolio of investments section of this report.) Both stocks fell sharply as revenue growth proved weaker than expected. In financials, Lazard, Ltd., hurt performance, as stock market volatility hindered the asset management business and the European debt crisis hampered merger-and-acquisition activity. Among top contributors was Graham Packaging Co., Inc., a specialty packaging company whose stock benefited from a premium acquisition offer. E-Commerce China Dangdang and Lazard were not in the benchmark index; and Graham Packaging was no longer in the Fund’s portfolio at period end.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Investments in smaller companies may involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

8 Small Cap Intrinsic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[1]

Class A	$1,000.00	$738.50	$6.44

Class B	1,000.00	734.70	10.84

Class C	1,000.00	735.70	9.67

Class I	1,000.00	740.30	4.91

Class NAV	1,000.00	740.30	4.21

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 10-31-11	period ended 10-31-11[2]

Class R6	$1,000.00	$983.80	$1.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Intrinsic Value Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[3]

Class A	$1,000.00	$1,017.80	$7.48

Class B	1,000.00	1,012.70	12.58

Class C	1,000.00	1,014.10	11.22

Class I	1,000.00	1,019.60	5.70

Class R6	1,000.00	1,019.70	5.60

Class NAV	1,000.00	1,020.40	4.89

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.48%, 2.21%, 1.12%, and 0.96% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class R6 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10 Small Cap Intrinsic Value Fund | Annual report

Portfolio summary

Top 10 Holdings (47.4% of Net Assets on 10-31-11)[1,2]

Atwood Oceanics, Inc.	5.4%	Travelzoo, Inc.	4.8%

Spectrum Brands Holdings, Inc.	5.3%	MDC Partners, Inc., Class A	4.5%

Sycamore Networks, Inc.	5.2%	Iconix Brand Group, Inc.	4.0%

Chemtura Corp.	5.2%	PulteGroup, Inc.	4.0%

Swift Transportation Company	5.1%	AbitibiBowater, Inc.	3.9%

Sector Composition[1,3]

Consumer Discretionary	24%	Materials	10%

Financials	17%	Industrials	10%

Energy	16%	Consumer Staples	5%

Information Technology	16%	Health Care	2%

1 As a percentage of net assets on 10-31-11.
2 Cash and cash equivalents not included.
3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

Annual report | Small Cap Intrinsic Value Fund 11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 100.12%		$376,733,767

(Cost $429,209,668)

Consumer Discretionary 23.57%		88,691,972

Auto Components 0.44%

Azure Dynamics Corp.	14,500,000	1,672,937

Diversified Consumer Services 2.30%

Ascent Media Corp., Class A (I)	101,858	4,633,520

ChinaCast Education Corp. (I)	1,000,000	4,020,000

Household Durables 4.18%

Hooker Furniture Corp.	75,148	728,936

PulteGroup, Inc. (I)	2,895,990	15,001,228

Internet & Catalog Retail 2.04%

E-Commerce China Dangdang, Inc., ADR (I)(V)	1,100,006	7,667,042

Media 6.50%

Live Nation Entertainment, Inc. (I)	605,600	5,686,584

LodgeNet Interactive Corp. (I)	973,098	1,946,196

MDC Partners, Inc., Class A	998,534	16,815,313

Specialty Retail 3.72%

DSW, Inc., Class A	267,758	14,014,454

Textiles, Apparel & Luxury Goods 4.39%

Iconix Brand Group, Inc. (I)	851,700	15,288,015

Joe’s Jeans, Inc. (I)	2,214,086	1,217,747

Consumer Staples 5.36%		20,177,584

Food Products 0.08%

Reddy Ice Holdings, Inc. (I)	283,000	314,130

Household Products 5.28%

Spectrum Brands Holdings, Inc. (I)	782,642	19,863,454

Energy 16.34%		61,490,300

Energy Equipment & Services 8.37%

Atwood Oceanics, Inc. (I)	480,717	20,545,845

McDermott International, Inc. (I)	279,081	3,064,309

Tidewater, Inc.	159,960	7,874,831

Oil, Gas & Consumable Fuels 7.97%

Carrizo Oil & Gas, Inc. (I)	140,000	3,808,000

Clayton Williams Energy, Inc. (I)	70,000	4,573,800

Denbury Resources, Inc. (I)	468,485	7,355,215

12 Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Energy XXI Bermuda, Ltd. (I)	270,000	$7,929,900

Kodiak Oil & Gas Corp. (I)	600,000	4,146,000

McMoRan Exploration Company (I)	180,000	2,192,400

Financials 16.71%		62,876,513

Capital Markets 5.45%

Janus Capital Group, Inc.	1,102,148	7,230,091

Lazard Ltd., Class A	486,163	13,291,696

Commercial Banks 4.71%

Bond Street Holdings LLC, Class A (I)(S)	650,000	11,700,000

Synovus Financial Corp.	4,000,000	6,000,000

Diversified Financial Services 2.62%

PICO Holdings, Inc. (I)	432,145	9,870,192

Real Estate Investment Trusts 3.02%

Invesco Mortgage Capital, Inc.	720,807	11,374,334

Thrifts & Mortgage Finance 0.91%

Northeast Community Bancorp, Inc.	590,000	3,410,200

Health Care 1.94%		7,289,600

Biotechnology 0.19%

Geron Corp. (I)	300,000	705,000

Health Care Equipment & Supplies 1.75%

Teleflex, Inc.	110,000	6,584,600

Industrials 9.80%		36,859,852

Commercial Services & Supplies 3.20%

Cenveo, Inc. (I)	1,000,000	3,750,000

TMS International Corp. (I)(V)	965,434	8,293,078

Road & Rail 5.08%

Swift Transportation Company (I)	2,148,758	19,123,946

Trading Companies & Distributors 1.52%

Seacube Container Leasing, Ltd.	409,556	5,692,828

Information Technology 16.18%		60,890,613

Communications Equipment 5.62%

Snap Interactive, Inc. (I)(V)	2,139,163	1,508,110

Sycamore Networks, Inc.	1,021,434	19,631,961

Internet Software & Services 8.35%

CrowdGather, Inc. (I)(V)	3,950,000	790,000

Cupid Plccupid Plc	650,000	2,124,015

Travelzoo, Inc. (I)	552,145	17,591,340

Velti PLC (I)	1,294,711	10,901,467

IT Services 1.71%

iGate Corp.	477,642	6,438,614

Software 0.50%

THQ, Inc. (I)	894,416	1,905,106

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund 13

			Shares	Value
Materials 10.02%				$37,687,733

Chemicals 5.22%

Chemtura Corp. (I)			1,616,792	19,627,855

Paper & Forest Products 4.80%

AbitibiBowater, Inc. (I)			858,934	14,601,878

Louisiana-Pacific Corp. (I)			520,000	3,458,000

Utilities 0.20%				769,600

Water Utilities 0.20%

Purecycle Corp. (I)			370,000	769,600

	Number of	Notional	Exercise
Issuer	contracts	par	price	Value
Options Purchased 0.20%				$737,500

(Cost $327,550)

Call Options 0.20%
Liberty Global Inc., Class A
(Expiration Date: 1-19-13) (I)	100	$10,000	$35.00	97,500

Liberty Global, Inc., Class A
(Expiration Date: 1-21-12) (I)	250	25,000	15.00	640,000

			Shares	Value
Warrants 0.02%				$67,930

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)(V)			1,875,000	11,777

Snap Interactive, Inc. (Expiration Date: 1-19-16, Strike Price: $2.50) (I)(V)			1,000,000	56,153

Total investments (Cost $429,537,218)† 100.34%				$377,539,197

Other assets and liabilities, net (0.34%)				($1,277,403)

Total net assets 100.00%				$376,261,794

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security, refer to Note 8 of the Notes to the financial statements.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $434,401,258. Net unrealized depreciation aggregated $56,862,061, of which $32,383,396 related to appreciated investment securities and $89,245,457 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 10-31-11:

United States	83%
Bermuda	6%
Canada	4%
China	3%
Jersey, C.I.	3%
United Kingdom	1%

14 Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $398,599,691)	$359,213,037
Investments in affiliated issuers, at value (Cost $30,937,527) (Note 8)	18,326,160

Total investments, at value (Cost $429,537,218)	377,539,197

Receivable for investments sold	1,278,817
Receivable for fund shares sold	439,310
Dividends receivable	190,993
Receivable due from adviser	123
Other receivables and prepaid expenses	30,265

Total assets	379,478,705

Liabilities

Due to custodian	729,966
Payable for investments purchased	133,118
Payable for fund shares repurchased	2,195,654
Payable to affiliates
Accounting and legal services fees	4,798
Transfer agent fees	23,526
Distribution and service fees	46,915
Trustees’ fees	10,783
Other liabilities and accrued expenses	72,151

Total liabilities	3,216,911

Net assets

Paid-in capital	$602,480,093
Undistributed net investment income	3,362,800
Accumulated net realized loss on investments,options written
and foreign currency transactions	(177,582,501)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(51,998,598)

Net assets	$376,261,794

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund 15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($104,949,403 ÷ 9,905,875 shares)	$10.59
Class B ($4,432,665 ÷ 439,561 shares)[1]	$10.08
Class C ($22,725,391 ÷ 2,236,692 shares)[1]	$10.16
Class I ($24,091,917 ÷ 2,219,154 shares)	$10.86
Class R6 ($98,341 ÷ 9,001 shares)	$10.93
Class NAV ($219,964,077 ÷ 20,135,530 shares)	$10.92

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$ 11.15

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On a single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16 Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,845,119
Securities lending	991,027
Interest	1,771
Less foreign taxes withheld	(100,626)

Total investment income	6,737,291

Expenses

Investment management fees (Note 5)	3,849,908
Distribution and service fees (Note 5)	914,274
Accounting and legal services fees (Note 5)	61,864
Transfer agent fees (Note 5)	406,805
Trustees’ fees (Note 5)	33,826
State registration fees (Note 5)	81,764
Printing and postage (Note 5)	42,464
Professional fees	48,373
Custodian fees	53,336
Registration and filing fees	30,098
Other	30,574

Total expenses	5,553,286
Less expense reductions (Note 5)	(2,456)

Net expenses	5,550,830

Net investment income	1,186,461

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	51,142,736
Investments in affiliated issuers	(9,287,122)
Foreign currency transactions	(28,324)
41,827,290
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(77,963,328)
Investments in affiliated issuers	(7,338,039)
Translation of assets and liabilities in foreign currencies	(577)
(85,301,944)
Net realized and unrealized loss	(43,474,654)

Decrease in net assets from operations	($42,288,193)

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund 17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10
Increase (decrease) in net assets

From operations
Net investment income (loss)	$1,186,461	($1,335,967)
Net realized gain	41,827,290	47,798,483
Change in net unrealized appreciation (depreciation)	(85,301,944)	35,329,929

Increase (decrease) in net assets resulting from operations	(42,288,193)	81,792,445

Distributions to shareholders
From net investment income
Class A	(1,115,490)	—
Class I	(336,526)	—
Class NAV	(1,583,574)	—

Total distributions	(3,035,590)	—

From Fund share transactions (Note 6)	37,488,535	31,567,543

Total increase (decrease)	(7,835,248)	113,359,988

Net assets

Beginning of year	384,097,042	270,737,054

End of year	$376,261,794	$384,097,042

Undistributed net investment income (loss)	$3,362,800	($1,285,994)

18 Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$11.65	$8.84	$6.95	$14.68	$13.70	$10.86
Net investment income (loss)[2]	0.02	(0.06)	(0.08)	(0.01)	(0.01)	(0.07)[3]
Net realized and unrealized gain (loss)
on investments	(1.00)	2.87	2.27	(7.72)	1.36	3.21
Total from investment operations	(0.98)	2.81	2.19	(7.73)	1.35	3.14
Less distributions
From net investment income	(0.08)	—	(0.07)	—	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	(0.08)	—	(0.30)	—	(0.37)	(0.30)
Net asset value, end of period	$10.59	$11.65	$8.84	$6.95	$14.68	$13.70
Total return (%)[4]	(8.56)	31.79[5]	33.57[5]	(52.66)[6]	9.91[5]	28.99[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$105	$166	$119	$100	$199	$30
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.47	1.52	1.86[7]	1.56[8]	1.54	2.23
Expenses net of fee waivers
and credits	1.47	1.49	1.84[7]	1.56[8]	1.53	1.65
Net investment income (loss)	.14	(0.52)	(1.10)	(0.10)[8]	(0.07)	(0.58)[3]
Portfolio turnover (%)	95	112	127	70	32	82

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
8 Annualized.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund 19

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$11.14	$8.54	$6.79	$14.41	$13.55	$10.81
Net investment income (loss)[2]	(0.11)	(0.16)	(0.15)	(0.08)	(0.12)	(0.16)[3]
Net realized and unrealized gain (loss)
on investments	(0.95)	2.76	2.20	(7.54)	1.35	3.20
Total from investment operations	(1.06)	2.60	2.05	(7.62)	1.23	3.04
Less distributions
From net investment income	—	—	(0.07)	—	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	—	—	(0.30)	—	(0.37)	(0.30)
Net asset value, end of period	$10.08	$11.14	$8.54	$6.79	$14.41	$13.55
Total return (%)[4]	(9.52)	30.44[5]	32.25[5]	(52.88)[6]	9.13	28.20[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$6	$5	$4	$9	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.45	2.58	2.86[7]	2.28[8]	2.24	2.93
Expenses net of fee waivers and credits	2.45	2.54	2.84[7]	2.27[8]	2.23	2.35
Net investment income (loss)	(0.89)	(1.58)	(2.11)	(0.80)[8]	(0.82)	(1.25)[3]
Portfolio turnover (%)	95	112	127	70	32	82

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
8 Annualized.

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-081	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$11.19	$8.56	$6.79	$14.41	$13.55	$10.81
Net investment income (loss)2	(0.07)	(0.13)	(0.13)	(0.08)	(0.11)	(0.16)3
Net realized and unrealized gain (loss)
on investments	(0.96)	2.76	2.20	(7.54)	1.34	3.20
Total from investment operations	(1.03)	2.63	2.07	(7.62)	1.23	3.04
Less distributions
From net investment income	—	—	(0.07)	—	—	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	—	—	(0.30)	—	(0.37)	(0.30)
Net asset value, end of period	$10.16	$11.19	$8.56	$6.79	$14.41	$13.55
Total return (%)4	(9.20)	30.725	32.565	(52.88)6	9.13	28.205

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$32	$22	$20	$49	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.21	2.28	2.647	2.258	2.24	2.93
Expenses net of fee waivers and credits	2.21	2.24	2.627	2.258	2.23	2.35
Net investment income (loss)	(0.61)	(1.28)	(1.88)	(0.77)8	(0.76)	(1.27)3
Portfolio turnover (%)	95	112	127	70	32	82

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
8 Annualized.

20 Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$11.93	$9.02	$7.06	$14.85	$13.80	$10.89
Net investment income (loss)[2]	0.06	(0.02)	(0.05)	0.05	0.09	(0.03)[3]
Net realized and unrealized gain (loss)
on investments	(1.01)	2.93	2.31	(7.84)	1.34	3.24
Total from investment operations	(0.95)	2.91	2.26	(7.79)	1.43	3.21
Less distributions
From net investment income	(0.12)	—	(0.07)	—	(0.01)	—
From net realized gain	—	—	(0.23)	—	(0.37)	(0.30)
Total distributions	(0.12)	—	(0.30)	—	(0.38)	(0.30)
Net asset value, end of period	$10.86	$11.93	$9.02	$7.06	$14.85	$13.80
Total return (%)	(8.17)	32.26	34.11	(52.46)[4]	10.39	29.55[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$34	$16	$20	$82	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.10	1.12	1.42[6]	1.06[7]	1.10	1.78
Expenses net of fee waivers and credits	1.10	1.12	1.42[6]	1.06[7]	1.09	1.20
Net investment income (loss)	0.50	(0.17)	(0.65)	0.43[7]	0.57	(0.27)[3]
Portfolio turnover (%)	95	112	127	70	32	82

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.03 per share and 0.27% of average net assets.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
7 Annualized.

CLASS R6 SHARES Period ended	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$11.11
Net investment income[2]	0.03
Net realized and unrealized gain (loss) on investments	(0.21)
Total from investment operations	(0.18)
Net asset value, end of period	$10.93
Total return (%)[3]	(1.62)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.39[6]
Expenses net of fee waivers and credits	1.10[6]
Net investment income	1.68[6]
Portfolio turnover (%)	95[7]

1 Period from 9-1-11 (inception date) to 10-31-11.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements	Annual report | Small Cap Intrinsic Value Fund 21

CLASS NAV SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07[2]

Per share operating performance

Net asset value, beginning of period	$12.00	$9.06	$7.07	$14.85	$15.73
Net investment income (loss)[3]	0.07	—	(0.03)	0.05	0.09
Net realized and unrealized gain (loss)
on investments	(1.02)	2.94	2.32	(7.83)	(0.58)
Total from investment operations	(0.95)	2.94	2.29	(7.78)	(0.49)
Less distributions
From net investment income	(0.13)	—	(0.07)	—	(0.02)
From net realized gain	—	—	(0.23)	—	(0.37)
Total distributions	(0.13)	—	(0.30)	—	(0.39)
Net asset value, end of period	$10.92	$12.00	$9.06	$7.07	$14.85
Total return (%)	(8.09)	32.45	34.52[4]	(52.39)[4,5]	(3.05)[4,5]

Ratios and supplemental data

Net assets, end of period (in millions)	$220	$146	$108	$84	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.96	1.18[6]	0.99[7]	0.94[7]
Expenses net of fee waivers and credits	0.96	0.96	1.18[6]	0.99[7]	0.94[7]
Net investment income (loss)	0.57[8]	—[8]	(0.45)	0.51[7]	0.57[7]
Portfolio turnover (%)	95	112	127	70	32[9]

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Beginning of operations from 5-1-07 (inception) to 12-31-07.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses and tax expense, which amounted to 0.03% and 0.16% of average net assets, respectively.
7 Annualized.
8 Less than (0.005%).
9 Portfolio turnover shown is calculated for the full fiscal year.

22 Small Cap Intrinsic Value Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Small Cap Intrinsic Value Fund 23

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$88,691,972	$88,691,972	—	—
Consumer Staples	20,177,584	20,177,584	—	—
Energy	61,490,300	61,490,300	—	—
Financials	62,876,513	51,176,513	$11,700,000	—
Health Care	7,289,600	7,289,600	—	—
Industrials	36,859,852	36,859,852	—	—
Information Technology	60,890,613	58,766,598	2,124,015	—
Materials	37,687,733	37,687,733	—	—
Utilities	769,600	769,600	—	—
Options Purchased	737,500	737,500	—
Warrants	67,930	—	67,930	—

Total Investments in
Securities	$377,539,197	$363,647,252	$13,891,945	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2, or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

24 Small Cap Intrinsic Value Fund | Annual report

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Real estate investment trusts. The Fund may invest in real estate investment trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Such estimates are revised when actual components of distributions are known. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $174,281,595 available to offset future net realized capital gains as of October 31, 2011. The loss carryforward expires as follows: October 31, 2017 — $174,281,595.

Annual report | Small Cap Intrinsic Value Fund 25

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows:

	OCTOBER 31, 2011	OCTOBER 31, 2010

Ordinary Income	$3,035,590	$—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the components of distributable earnings on a tax basis included $4,930,649 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals and passive foreign investment companies.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

26 Small Cap Intrinsic Value Fund | Annual report

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller, the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer, the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the year ended October 31, 2011, the Fund used purchased options to manage anticipated changes in the securities markets and gain exposure to securities. During the year ended October 31, 2011, the Fund held purchased options with market values ranging from $737,500 to $2,183,750, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2011 by risk category:

			ASSET	LIABILITY
	STATEMENT OF ASSETS AND	FINANCIAL INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Investment in unaffiliated	Purchased options	$737,500	—
	issuers, at value*
Total			$737,500	—

*Purchased options are included in the Fund’s investments.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	INVESTMENTS (PURCHASED OPTIONS)

Equity contracts	Net realized gain (loss) on investments	$950,632

Total		$950,632

Annual report | Small Cap Intrinsic Value Fund 27

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	INVESTMENTS (PURCHASED OPTIONS)

Equity contracts	Change in unrealized appreciation	($1,074,550)
	(depreciation)
Total		($1,074,550)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $1,000,000,000 of the Fund’s average daily net assets; and (b) 0.850% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.10% for Class R6, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, underlying Fund expenses and short dividend expense. The expense limitations shall remain in effect until February 28, 2013 and thereafter until terminated by the Adviser.

Accordingly, these expense reductions amounted to $2,456 for Class R6 shares, for the period ended October 31, 2011.

The investment management fees incurred for the year ended October 31, 2011, were equivalent to a net annual effective rate of 0.90% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

28 Small Cap Intrinsic Value Fund | Annual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $111,811 for the year ended October 31, 2011. Of this amount, $17,274 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $92,227 was paid as sales commissions to broker-dealers and $2,310 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $14,259 and $9,823 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$512,837	$309,087	$24,376	$28,832
Class B	61,326	11,134	17,329	1,380
Class C	340,111	61,733	17,689	6,881
Class I	—	24,844	19,904	5,366
Class R6	—	7	2,466	5
Total	$914,274	$406,805	$81,764	$42,464

Annual report | Small Cap Intrinsic Value Fund 29

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2011 and October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,240,152	$67,683,571	10,586,444	$117,849,048
Distributions reinvested	83,285	1,072,715	—	—
Repurchased	(9,666,926)	(121,666,640)	(9,826,773)	(102,655,615)

Net increase (decrease)	(4,343,489)	($52,910,354)	759,671	$15,193,433

Class B shares

Sold	161,073	$2,023,611	214,792	$2,278,267
Repurchased	(215,600)	(2,528,128)	(277,198)	(2,822,979)

Net increase (decrease)	(54,527)	($504,517)	(62,406)	($544,712)

Class C shares

Sold	621,216	$7,822,728	1,075,614	$11,365,697
Repurchased	(1,271,409)	(14,775,924)	(817,070)	(8,364,139)

Net increase (decrease)	(650,193)	($6,953,196)	258,544	$3,001,558

Class I shares

Sold	1,803,423	$23,963,710	3,719,590	$40,922,534
Distributions reinvested	11,092	145,971	—	—
Repurchased	(2,453,958)	(31,188,376)	(2,623,230)	(28,420,284)

Net increase (decrease)	(639,443)	($7,078,695)	1,096,360	$12,502,250

Class R6 Shares

Sold	9,001	$100,000	—	—

Net increase (decrease)	9,001	$100,000	—	—

Class NAV shares

Sold	10,076,908	$130,104,027	2,491,543	$26,924,486
Distributions reinvested	119,786	1,583,574	—	—
Repurchased	(2,233,562)	(26,852,304)	(2,275,509)	(25,509,472)

Net increase	7,963,132	$104,835,297	216,034	$1,415,014

Net increase	2,284,481	$37,488,535	2,268,203	$31,567,543

Affiliates owned 100% of shares of beneficial interest of Class R6 on October 31, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $447,657,320 and $405,128,887, respectively, for the year ended October 31, 2011.

30 Small Cap Intrinsic Value Fund | Annual report

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2011, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

CrowdGather Inc.
Bought: 3,950,000
Sold: none	—	3,950,000	—	—	$790,000

CrowdGather Inc. Warrant
Bought: 1,875,000
Sold: none	—	1,875,000	—	—	11,777

E-Commerce China
Dangdang, Inc.
Bought: 1,220,000
Sold: 119,994	—	1,100,006	($82,848)	—	7,667,042

Seahawk Drilling Inc.
Bought: none
Sold: 600,000	600,000	—	(9,196,936)	—	—

Snap Interactive Inc.
Bought: 2,139,163
Sold: none	—	2,139,163	—	—	1,508,110

Snap Interactive inc. Warrant
Bought: 1,000,000
Sold: none	—	1,000,000	—	—	56,153

TMS International Corp.
Bought: 966,143
Sold: 709	—	965,434	(4,044)	—	8,293,078

Annual report | Small Cap Intrinsic Value Fund 31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
Shareholders of John Hancock Small Cap Intrinsic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the “Fund”) at October 31, 2011 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

32 Small Cap Intrinsic Value Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year end October 31, 2011.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2011, the Fund designates the maximum amount allowable for the corporate dividends received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Eligible shareholders will be mailed a 2011 Form 1099-DIV in early 2012. This will reflect the tax character of all distributions for calendar year 2011.

Annual report | Small Cap Intrinsic Value Fund 33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Small Cap Intrinsic Value Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

34 Small Cap Intrinsic Value Fund | Annual report

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Annual report | Small Cap Intrinsic Value Fund 35

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Small Cap Intrinsic Value Fund Class A	35.09%	–2.00%	5.94%	—
Small Blend Category Average	25.76%	2.09%	3.93%	—
Russell 2000 TR Index	26.85%	2.22%	4.47%	—

The Board noted that the Fund had outperformed its Category’s average performance and its benchmark index’s performance over certain periods shown and had underperformed its Category’s average performance and its benchmark index’s performance for the three-year period.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses

36 Small Cap Intrinsic Value Fund | Annual report

to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was seven basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.90%	0.83%
Gross Expense Ratio	1.52%	1.50%
Net Expense Ratio	1.49%	1.43%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which had had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Annual report | Small Cap Intrinsic Value Fund 37

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

38 Small Cap Intrinsic Value Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2005	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2005	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	2005	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Small Cap Intrinsic Value Fund 39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

40 Small Cap Intrinsic Value Fund | Annual report

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | Small Cap Intrinsic Value Fund 41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

42 Small Cap Intrinsic Value Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Small Cap Intrinsic Value Fund 43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	6400A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

John Hancock

MUTUAL FUNDS

John Hancock

Global Opportunities Fund

Annual Report

10.31.11

A look at performance

Total returns for the period ended October 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	–24.76	5.94	—	9.31[1]	–24.76	33.43	—	81.05[1]

Class B	–25.21	5.95	—	9.43[1]	–25.21	33.48	—	82.46[1]

Class C	–22.11	6.30	—	9.46[1]	–22.11	35.72	—	82.79[1]

Class I2	–20.48	7.39	—	10.51[1]	–20.48	42.82	—	94.80[1]

Class R6[2,3]	–20.48	7.43	—	10.54[1]	–20.48	43.09	—	95.13[1]

Class NAV[2]	–20.40	—	—	–0.07[4]	–20.40	—	—	–0.30[4]

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV
Net/Gross (%)	1.54	2.35	2.26	1.10	1.08	0.98

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Global Opportunities Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B5	2-28-05	$18,246	$18,246	$13,167

Class C5	2-28-05	18,279	18,279	13,167

Class I2	2-28-05	19,480	19,480	13,167

Class R6[2,4]	2-28-05	19,513	19,513	13,167

Class NAV[2]	10-29-07	9,970	9,970	8,357

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P Global BMI Index is an unmanaged index which covers both developed and emerging economies and includes over 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 2-28-05.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 The inception date of Class R6 is 9-1-11; returns prior to that date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

4 From 10-29-07.

5 No contingent deferred sales charge is applicable.

Annual report | Global Opportunities Fund	7

Management’s discussion of
Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Stocks worldwide struggled during the year ended October 31, 2011. Despite a strong start, developed markets cooled in the spring as economic growth slowed. Emerging markets declined as accelerating inflation led to higher interest rates and fears of lower earnings. In the summer and early fall, markets across the globe plunged, weighed down by the U.S. deficit debate and Europe’s widening sovereign debt crisis. Despite a late-period rally, stocks in both emerging markets and Europe declined for the year. U.S. stocks, with their safe-haven status, moved modestly higher.

John Hancock Global Opportunities Fund’s Class A shares returned –20.80% at net asset value for the 12 months ended October 31, 2011, lagging by a wide margin its benchmark index, the S&P Global BMI Index, as well as the Morningstar, Inc. world stock fund category average, which returned 0.84% and an average –0.92%, respectively. The Fund remained focused on companies with assets that we believe are worth more than their stock prices reflected, with high free cash flow businesses, improving prospects and management teams that could create value for shareholders. However, stock selection — especially in the utilities, financials and energy sectors — and an overweight in emerging markets, particularly Brazil and India, hampered results. Detractors included Reliance Infrastructure, Ltd., an infrastructure and utilities company in India hurt by execution problems at a partially-owned subsidiary, and Reliance Capital Ltd., an Indian financial services firm pressured by higher interest rates and a scandal at an unrelated sister company. In energy, shares of Ivanhoe Energy, Inc., a Canadian exploration and production company, declined amid concerns about the adequacy of the company’s capital. Investments in the materials sector were helpful, led by Karnalyte Resources, Inc., a pre-operational Canadian potash company that is not in the S&P Global BMI Index. Its stock price soared as investors began recognizing the value of the company’s assets.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	Global Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2011 with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[1]

Class A	$1,000.00	$766.76	$6.68

Class B	1,000.00	763.80	10.05

Class C	1,000.00	764.21	9.83

Class I	1,000.00	768.51	4.99

Class NAV	1,000.00	768.83	4.41

For the class noted below, the example assumes an account value of $1,000 on September 1, 2011, with the same investment held until October 31, 2011.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 10-31-11	period ended 10-31-11[2]

Class R6	$1,000.00	$981.54	$1.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2011, with the same investment held until October 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-11	on 10-31-11	period ended 10-31-11[3]

Class A	$1,000.00	$1,017.60	$7.63

Class B	1,000.00	1,013.80	11.47

Class C	1,000.00	1,014.10	11.22

Class I	1,000.00	1,019.60	5.70

Class R6	1,000.00	1,019.60	5.65

Class NAV	1,000.00	1,020.20	5.04

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.50%, 2.26%, 2.21%, 1.12% and 0.99% for Class A, Class B, Class C, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 1.11% for Class R6 shares, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Global Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings (50.9% of Net Assets on 10-31-11)[1,2]

OGX Petroleo e Gas Participacoes SA	10.1%	MPX Energia SA	4.6%

Reliance Infrastructure, Ltd.	5.3%	Denbury Resources, Inc.	4.5%

Progress Energy Resources Corp.	5.2%	Karnalyte Resources, Inc.	4.2%

Reliance Capital, Ltd.	4.8%	Abengoa SA	4.1%

Bank of America Corp.	4.6%	Credit Suisse Group AG	3.5%

Sector Composition[1,3]

Energy	29%	Utilities	11%

Financials	21%	Materials	7%

Industrials	15%	Consumer Staples	3%

Consumer Discretionary	12%	Information Technology	2%

1 As a percentage of net assets on 10-31-11.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Opportunities Fund	11

Fund’s investments

As of 10-31-11

	Shares	Value
Common Stocks 99.48%		$947,023,154

(Cost $1,081,109,414)

Brazil 21.60%		205,642,473

BHG SA — Brazil Hospitality Group (I)(V)	2,723,646	27,603,716

GP Investments, Ltd. (I)	4,479,360	11,845,120

HRT Participacoes em Petroleo SA (I)	7,446	3,712,480

LLX Logistica SA (I)	10,210,878	22,719,256

MPX Energia SA (I)	1,993,518	43,485,016

OGX Petroleo e Gas Participacoes SA (I)	11,640,350	96,276,885

Canada 15.37%		146,354,794

Africa Oil Corp. (I)	3,362,708	5,465,349

Avalon Rare Metals, Inc. (I)	3,278,710	10,920,810

Fortune Minerals, Ltd. (I)(V)	8,551,064	8,321,578

Ivanhoe Energy, Inc. (I)(V)	20,337,074	25,096,164

Karnalyte Resources, Inc. (I)	2,319,557	40,003,195

PetroBakken Energy, Ltd., Class A	725,187	6,606,168

Progress Energy Resources Corp.	3,527,939	49,941,530

Egypt 0.83%		7,907,917

Citadel Capital SAE (I)	14,751,746	7,907,917

France 2.28%		21,654,405

Saft Groupe SA	713,346	21,654,405

Hong Kong 0.03%		295,228

Natural Beauty Bio-Technology, Ltd.	1,948,062	295,228

India 14.22%		135,369,982

Adani Power, Ltd. (I)	5,630,468	10,107,857

Colgate-Palmolive India, Ltd.	818,666	16,759,057

Indiabulls Power, Ltd. (I)	6,132,824	1,444,619

Nestle India, Ltd.	14,455	1,246,040

Pantaloon Retail India, Ltd.	792,428	3,458,358

Procter & Gamble Hygiene & Health Care, Ltd.	166,026	6,797,421

Reliance Capital, Ltd.	6,054,749	45,367,607

Reliance Infrastructure, Ltd.	5,297,980	50,189,023

Italy 6.65%		63,292,291

Mediaset SpA	8,352,927	30,763,205

Piaggio & C SpA	834,410	2,750,863

Prysmian SpA	1,299,323	19,530,123

Salvatore Ferragamo Italia SpA (I)	637,866	10,248,100

12	Global Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Japan 0.78%		$7,443,915

Mazda Motor Corp. (I)	3,520,350	7,443,915

Spain 4.53%		43,121,706

Abengoa SA	1,699,100	39,499,349

Mediaset Espana Comunicacion SA	549,861	3,622,357

Switzerland 3.55%		33,778,391

Credit Suisse Group AG (I)	1,171,800	33,778,391

United States 29.64%		282,162,052

Alpha Natural Resources, Inc. (I)	412,439	9,915,034

Bank of America Corp.	6,452,562	44,070,998

Brazil Ethanol, Inc. (I)(S)	301,903	3,019

Ceva, Inc. (I)	767,983	23,861,232

Citigroup, Inc.	954,314	30,146,779

Denbury Resources, Inc. (I)	2,723,355	42,756,674

Live Nation Entertainment, Inc. (I)	2,811,157	26,396,764

Owens Corning, Inc. (I)	874,444	24,816,721

Peabody Energy Corp.	358,341	15,541,249

Sirius XM Radio, Inc. (I)	13,961,255	24,990,646

WABCO Holdings, Inc. (I)	291,729	14,647,713

Warren Resources, Inc. (I)(V)	7,992,084	25,015,223

Preferred Securities 0.54%		$5,155,271

(Cost $5,411,965)

Brazil 0.54%		5,155,271

MMX Mineracao e Metalicos SA (I)	3,062,570	5,155,271

Warrants 0.01%		$62,150

(Cost $0)

Canada 0.01%		62,150

Fortune Minerals, Ltd. (Expiration Date 12-3-11; Strike Price: CAD 0.80) (I)	344,154	62,150

Total investments (Cost $1,086,521,379)† 100.03%		$952,240,575

Other assets and liabilities, net (0.03%)		($314,480)

Total net assets 100.00%		$951,926,095

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | Global Opportunities Fund	13

Notes to Schedule of Investments

CAD Canadian Dollar

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the notes to financial statements.

† At 10-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,130,532,669. Net unrealized depreciation aggregated $178,292,094, of which $28,687,529 related to appreciated investment securities and $206,979,623 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 10-31-11:

Energy	29%
Financials	21%
Industrials	15%
Consumer Discretionary	12%
Utilities	11%
Materials	7%
Consumer Staples	3%
Information Technology	2%

14	Global Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-11

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $960,052,531)	$826,200,699
Investments in affiliated issuers, at value ( Cost $126,468,848) (Note 8)	126,039,876

Total investments, at value (Cost $1,086,521,379)	952,240,575
Foreign currency, at value (Cost $2,569,786)	2,587,035
Receivable for investments sold	29,656,050
Receivable for fund shares sold	5,856,044
Receivable for forward foreign currency exchange contracts (Note 3)	15,551,564
Dividends receivable	80,247
Receivable due from adviser	867
Other receivables and prepaid expenses	67,981

Total assets	1,006,040,363

Liabilities

Due to custodian	18,191,432
Payable for investments purchased	6,183,732
Payable for forward foreign currency exchange contracts (Note 3)	25,718,659
Payable for fund shares repurchased	3,275,158
Payable to affiliates
Accounting and legal services fees	14,534
Transfer agent fees	137,086
Distribution and service fees	287,246
Trustees’ fees	11,200
Other liabilities and accrued expenses	295,221

Total liabilities	54,114,268

Net assets

Paid-in capital	$1,129,016,198
Accumulated net investment loss	(28,158,616)
Accumulated net realized loss on investments and foreign
currency transactions	(4,494,098)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(144,437,389)

Net assets	$951,926,095

See notes to financial statements	Annual report | Global Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($527,363,273 ÷ 36,347,438 shares)	$14.51
Class B ($32,372,133 ÷ 2,272,573 shares)[1]	$14.24
Class C ($170,922,272 ÷ 12,004,531 shares)[1]	$14.24
Class I ($213,542,080 ÷ 14,606,264 shares)	$14.62
Class R6 ($97,867 ÷ 6,667 shares)	$14.68
Class NAV ($7,628,470 ÷ 519,650 shares)	$14.68

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.27

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Global Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-11

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$11,464,243
Securities lending	100,061
Interest	34,593
Less foreign taxes withheld	(877,207)

Total investment income	10,721,690

Expenses

Investment management fees (Note 5)	10,172,575
Distribution and service fees (Note 5)	4,593,871
Accounting and legal services fees (Note 5)	187,533
Transfer agent fees (Note 5)	1,946,409
Trustees’ fees (Note 5)	89,377
State registration fees (Note 5)	236,324
Printing and postage (Note 5)	144,894
Professional fees	100,455
Custodian fees	1,127,238
Registration and filing fees	31,691
Other	48,476

Total expenses	18,678,843
Less expense reductions (Note 5)	(2,456)

Net expenses	18,676,387

Net investment loss	(7,954,697)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	4,014,944
Investments in affiliated issuers	(388,070)
Foreign currency transactions	15,358,980

18,985,854
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(268,234,873)
Investments in affiliated issuers	(25,273,603)
Translation of assets and liabilities in foreign currencies	(6,439,065)

(299,947,541)

Net realized and unrealized loss	(280,961,687)

Decrease in net assets from operations	($288,916,384)

See notes to financial statements	Annual report | Global Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	10-31-11	10-31-10
Increase (decrease) in net assets

From operations
Net investment loss	($7,954,697)	($1,451,475)
Net realized gain	18,985,854	56,797,625
Change in net unrealized appreciation (depreciation)	(299,947,541)	131,523,454

Increase (decrease) in net assets resulting from operations	(288,916,384)	186,869,604

Distributions to shareholders
From net investment income
Class A	(17,881,386)	(3,101,926)
Class B	(480,180)	(96,406)
Class C	(3,203,982)	(334,035)
Class I	(5,771,682)	(436,016)
Class R6	(259)	—
Class NAV	(287,091)	(104,171)
From net realized gain
Class A	(13,300,611)	—
Class B	(484,505)	—
Class C	(3,174,981)	—
Class I	(3,615,463)	—
Class NAV	(177,356)	—

Total distributions	(48,377,496)	(4,072,554)

From Fund share transactions (Note 6)	213,970,522	675,263,060

Total increase (decrease)	(123,323,358)	858,060,110

Net assets

Beginning of year	1,075,249,453	217,189,343

End of year	$951,926,095	$1,075,249,453

Accumulated net investment loss	($28,158,616)	($3,481,831)

18	Global Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.11	$13.89	$8.47	$17.00	$13.17	$11.57
Net investment income (loss)[2]	(0.10)	(0.04)	(0.04)	—[3]	(0.02)	(0.02)
Net realized and unrealized gain (loss)
on investments	(3.74)	5.52	6.03	(8.53)	4.36	2.73
Total from investment operations	(3.84)	5.48	5.99	(8.53)	4.34	2.71
Less distributions
From net investment income	(0.44)	(0.26)	(0.54)	—	—	—[3]
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.76)	(0.26)	(0.57)	—	(0.51)	(1.11)
Net asset value, end of period	$14.51	$19.11	$13.89	$8.47	$17.00	$13.17
Total return (%)[4]	(20.80)	40.03	76.81[5]	(50.18)[5,6]	33.05[5]	23.38[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$527	$693	$159	$50	$28	$4
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.47	1.49	1.67[7]	1.66[8]	2.11	2.23
Expenses net of fee waivers and credits	1.47	1.49	1.59[7]	1.49[8]	1.46	1.35
Net investment income (loss)	(0.58)	(0.25)	(0.33)	0.01[8]	(0.12)	(0.18)
Portfolio turnover (%)	136	209	198	167	114	61

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

See notes to financial statements	Annual report | Global Opportunities Fund	19

CLASS B SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Net investment loss[2]	(0.23)	(0.16)	(0.10)	(0.09)	(0.14)	(0.08)
Net realized and unrealized gain (loss)
on investments	(3.68)	5.43	5.94	(8.37)	4.36	2.71
Total from investment operations	(3.91)	5.27	5.84	(8.46)	4.22	2.63
Less distributions
From net investment income	(0.30)	(0.16)	(0.44)	—	—	—
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.62)	(0.16)	(0.47)	—	(0.51)	(1.11)
Net asset value, end of period	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04
Total return (%)[3]	(21.42)	38.91	75.50[4]	(50.51)[4,5]	32.46[4]	22.76[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$32	$24	$8	$3	$2	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.23	2.30	2.51[7]	2.29[8]	2.78	2.68
Expenses net of fee waivers
and credits	2.23	2.30	2.28[7]	2.20[8]	2.12	1.80
Net investment loss	(1.39)	(1.00)	(0.99)	(0.72)[8]	(0.88)	(0.63)
Portfolio turnover (%)	136	209	198	167	114	61

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

CLASS C SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.77	$13.66	$8.29	$16.75	$13.04	$11.52
Net investment loss[2]	(0.22)	(0.15)	(0.10)	(0.09)	(0.16)	(0.08)
Net realized and unrealized gain (loss)
on investments	(3.68)	5.43	5.94	(8.37)	4.38	2.71
Total from investment operations	(3.90)	5.28	5.84	(8.46)	4.22	2.63
Less distributions
From net investment income	(0.31)	(0.17)	(0.44)	—	—	—
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.63)	(0.17)	(0.47)	—	(0.51)	(1.11)
Net asset value, end of period	$14.24	$18.77	$13.66	$8.29	$16.75	$13.04
Total return (%)[3]	(21.35)	39.04	75.50[4]	(50.51)[4,5]	32.46[4]	22.76[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$171	$150	$23	$9	$4	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.18	2.21	2.44[7]	2.33[8]	2.79	2.68
Expenses net of fee waivers
and credits	2.18	2.21	2.29[7]	2.21[8]	2.13	1.80
Net investment loss	(1.32)	(0.94)	(1.00)	(0.76)[8]	(1.01)	(0.63)
Portfolio turnover (%)	136	209	198	167	114	61

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

20	Global Opportunities Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.24	$13.96	$8.55	$17.11	$13.21	$11.60
Net investment income (loss)[2]	(0.04)	0.01	0.01	0.08	0.02	0.02
Net realized and unrealized gain (loss)
on investments	(3.76)	5.56	6.03	(8.64)	4.39	2.74
Total from investment operations	(3.80)	5.57	6.04	(8.56)	4.41	2.76
Less distributions
From net investment income	(0.50)	(0.29)	(0.60)	—	—	(0.04)
From net realized gain	(0.32)	—	(0.03)	—	(0.51)	(1.11)
Total distributions	(0.82)	(0.29)	(0.63)	—	(0.51)	(1.15)
Net asset value, end of period	$14.62	$19.24	$13.96	$8.55	$17.11	$13.21
Total return (%)	(20.48)	40.60	77.19[3]	(50.03)[3,4]	33.48[3]	23.74[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$214	$196	$23	$8	$2	—[5]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.07	1.11	1.36[6]	1.18[7]	1.74	1.93
Expenses net of fee waivers
and credits	1.07	1.11	1.17[6]	1.06[7]	1.09	1.05
Net investment income (loss)	(0.21)	0.09	0.10	0.62[7]	0.15	0.12
Portfolio turnover (%)	136	209	198	167	114	61

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
7 Annualized.

CLASS R6 SHARES Period ended	10-31-11[1]

Per share operating performance

Net asset value, beginning of period	$15.00
Net investment loss	(0.03)[2]
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.28)
Less distributions
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$14.68
Total return (%)	(1.85)[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.35[6]
Expenses net of fee waivers and credits	1.11[6]
Net investment loss	(1.36)[6]
Portfolio turnover (%)	136[7]

1 Period from 9-1-11 (inception date) to 10-31-11.
2 Based on the average daily shares outstanding
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the period shown.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 11-1-10 to 10-31-11.

See notes to financial statements	Annual report | Global Opportunities Fund	21

CLASS NAV SHARES Period ended	10-31-11	10-31-10	10-31-09	10-31-08[1]	12-31-07[2]

Per share operating performance

Net asset value, beginning of period	$19.32	$14.02	$8.56	$17.12	$17.63
Net investment income (loss)[3]	(0.01)	0.04	0.03	0.06	(0.01)
Net realized and unrealized gain (loss)
on investments	(3.79)	5.57	6.06	(8.62)	0.01
Total from investment operations	(3.80)	5.61	6.09	(8.56)	—
Less distributions
From net investment income	(0.52)	(0.31)	(0.60)	—	—
From net realized gain	(0.32)	—	(0.03)	—	(0.51)
Total distributions	(0.84)	(0.31)	(0.63)	—	(0.51)
Net asset value, end of period	$14.68	$19.32	$14.02	$8.56	$17.12
Total return (%)	(20.40)	40.76	77.85[4]	(50.00)[4,5]	0.07[4,5]

Ratios and supplemental data

Net asset value, end of period (in millions)	$8	$12	$5	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.97	1.05[7]	1.02[8]	1.70[8]
Expenses net of fee waivers and credits	0.96	0.97	1.05[7]	0.97[8]	1.05[8]
Net investment income (loss)	(0.08)	0.27	0.25	0.51[8]	(0.17)[8]
Portfolio turnover (%)	136	209	198	167	114

1 For the ten-month period ended 10-31-08. The Fund changed its fiscal year end from December 31 to October 31.
2 Period from 10-29-07 (inception date) to 12-31-07.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

22	Global Opportunities Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, printing and postage fees, state registration fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual report | Global Opportunities Fund	23

The following is a summary of the values by input classification of the Fund’s investments as of October 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Brazil	$205,642,473	$205,642,473	—	—
Canada	146,354,794	146,354,794	—	—
Egypt	7,907,917	—	$7,907,917	—
France	21,654,405	—	21,654,405	—
Hong Kong	295,228	—	295,228	—
India	135,369,982	—	135,369,982	—
Italy	63,292,291	—	63,292,291	—
Japan	7,443,915	—	7,443,915	—
Spain	43,121,706	—	43,121,706	—
Switzerland	33,778,391	—	33,778,391	—
United States	282,162,052	282,159,033	—	$3,019
Preferred Securities
Brazil	5,155,271	5,155,271	—	—
Warrants	62,150	62,150	—	—

Total Investments in
Securities	$952,240,575	$639,373,721	$312,863,835	$3,019
Other Financial
Instruments
Forward Foreign
Currency Contracts	($10,167,095)	—	($10,167,095)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended October 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

24	Global Opportunities Fund | Annual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended October 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state

Annual report | Global Opportunities Fund	25

registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended October 31, 2011 and October 31, 2010 was as follows:

	OCTOBER 31, 2011	OCTOBER 31, 2010

Ordinary Income	$35,851,784	$4,072,554
Long-Term Capital Gain	$12,525,712	—

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2011, the components of distributable earnings on a tax basis included $1,167,638 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be

26	Global Opportunities Fund | Annual report

closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended October 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate charges. The following table summarizes the contracts held at October 31, 2011. During the year ended October 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $102.3 million to $1.3 billion as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
BRL	385,560,000	$216,000,000	Morgan Stanley &	11/3/2011	$8,574,075
			Company, Inc.
CAD	212,277,935	207,715,326	Toronto Dominion Bank	1/25/2012	4,860,215
CHF	6,303,500	7,000,000	Toronto Dominion Bank	1/25/2012	192,919
JPY	5,912,552,500	77,500,000	Toronto Dominion Bank	1/25/2012	(1,746,401)
		$508,215,326			$11,880,808
Sells
BRL	395,542,940	$216,000,000	Morgan Stanley &	11/3/2011	($14,388,758)
			Company, Inc.
BRL	388,065,600	216,000,000	Morgan Stanley &	12/2/2011	(8,469,455)
			Company, Inc.
CAD	212,277,935	212,259,893	Bank of Montreal	1/25/2012	(315,648)
CHF	42,980,560	48,246,686	Bank of Montreal	1/25/2012	(798,397)
JPY	6,520,719,000	85,469,987	Bank of Montreal	1/25/2012	1,924,355
		$777,976,566			($22,047,903)

Currency Abbreviation

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
JPY	Japanese Yen

Annual report | Global Opportunities Fund	27

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at October 31, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSET	INSTRUMENT	DERIVATIVE FAIR	DERIVATIVE
RISK	AND LIABILITIES LOCATION	LOCATION	VALUE	FAIR VALUE

Foreign Exchange	Receivable/Payable for	Forward	$15,551,564	($25,718,659)
Contracts	foreign forward currency	foreign currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	FOREIGN CURRENCY TRANSACTIONS*

Foreign Exchange Contracts	Net realized gain (loss)	$24,236,147

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2011:

		TRANSLATION OF ASSETS AND
RISK	STATEMENT OF OPERATIONS LOCATION	LIABILITIES INTO FOREIGN CURRENCIES*

Equity Contracts	Change in unrealized appreciation	($6,585,727)
	(depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.850% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.825% of the next $500,000,000 of the Fund’s average daily net assets; and (c) 0.800% of theFund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

28	Global Opportunities Fund | Annual report

The investment management fees incurred for the year ended October 31, 2011 were equivalent to an annual effective rate of 0.83% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.10% for Class R6 shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, acquired fund fee expenses paid indirectly and short dividend expense. The current expense limitation agreement expires February 28, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these expense reductions amounted to $2,456 for Class R6 shares, for the year ended October 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2011, amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,239,195 for the year ended October 31, 2011. Of this amount, $510,217 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,712,983 was paid as sales commissions to broker-dealers and $15,995 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2011, CDSCs received by the Distributor amounted to $87,004 and $129,766 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all

Annual report | Global Opportunities Fund	29

other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$2,212,947	$1,340,718	$115,776	$87,965
Class B	334,474	61,456	20,624	4,552
Class C	2,046,450	374,194	40,713	22,710
Class I	—	170,035	56,745	29,662
Class R6	—	6	2,466	5
Total	$4,593,871	$1,946,409	$236,324	$144,894

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended October 31, 2011 and October 31, 2010 were as follows:

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	32,922,461	$588,660,145	31,966,528	$524,226,717
Distributions reinvested	1,637,387	28,875,374	199,884	2,880,356
Repurchased	(34,473,526)	(584,722,460)	(7,356,259)	(114,965,305)

Net increase	86,322	$32,813,059	24,810,153	$412,141,768

Class B shares

Sold	1,395,950	$24,740,806	925,475	$14,765,294
Distributions reinvested	48,135	824,862	6,182	88,098
Repurchased	(456,746)	(7,336,930)	(217,990)	(3,339,950)

Net increase	987,339	$18,228,738	713,667	$11,513,442

Class C shares

Sold	7,857,308	$140,696,620	6,950,924	$112,704,015
Distributions reinvested	264,470	4,546,573	19,496	277,624
Repurchased	(4,134,631)	(65,810,146)	(632,415)	(9,843,707)

Net increase	3,987,147	$79,433,047	6,338,005	$103,137,932

30	Global Opportunities Fund | Annual report

	Year ended 10-31-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class I shares

Sold	18,707,402	$323,881,786	10,416,739	$172,598,432
Distributions reinvested	371,102	6,524,268	19,661	284,102
Repurchased	(14,654,064)	(245,220,097)	(1,886,542)	(29,429,679)

Net increase	4,424,440	$85,185,957	8,549,858	$143,452,855

Class R6 shares

Sold	6,667	$100,000	—	—

Net increase	6,667	$100,000	—	—

Class NAV shares

Sold	249,299	$4,381,807	549,674	$9,064,441
Distributions reinvested	26,099	464,447	7,184	104,171
Repurchased	(370,479)	(6,636,533)	(272,110)	(4,151,549)

Net increase (decrease)	(95,081)	($1,790,279)	284,748	$5,017,063

Net increase	9,396,834	$213,970,522	40,696,431	$675,263,060

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 on October 31, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,838,374,215 and $1,569,280,189, respectively, for the year ended October 31, 2011.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2011, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Fortune Minerals Ltd.
Bought: None
Sold: None	8,551,064	8,551,064	—	—	$8,321,578
BHG SA
Bought: None
Spin-off: 952,311
Sold: 190,923	1,962,258	2,723,646	($162,670)	—	$27,603,716
Ivanhoe Energy Inc.
Bought: 20,525,074
Sold: 188,000	—	20,337,074	($215,523)	—	$25,096,164
Karnalyte Resources
Bought: 2,319,557
Sold: None	—	2,319,557	—	—	$40,003,195
Warren Resources, Inc.
Bought: 108,600
Sold: None	7,883,484	7,992,084	—	—	$25,015,223

Annual report | Global Opportunities Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and
Shareholders of John Hancock Global Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the “Fund”) at October 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2011 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2011

32	Global Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2011.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2011, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2011.

Income derived from foreign sources was $9,436,069. The Fund intends to pass through foreign tax credits of $744,008 for the fiscal year.

The Fund designates $16,909,303 as capital gain dividends paid during the year.

Eligible shareholders will be mailed a 2011 Form 1099-DIV in early 2012. This Form will reflect the tax character of all distributions for calendar year 2011.

Annual report | Global Opportunities Fund	33

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Global Opportunities Fund (the Fund), a series of John Hancock Investment Trust (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee B is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a

34	Global Opportunities Fund | Annual report

comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Annual report | Global Opportunities Fund	35

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Global Opportunities Fund Class A	30.77%	7.41%	15.26%	—
World Stock Category Average	14.10%	–3.49%	3.71%	—
S&P Global BMI TR Index	15.11%	–2.98%	4.47%	—

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and its benchmark index for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s

36	Global Opportunities Fund | Annual report

total operating expense ratio (Gross Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was two basis points below the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.85%	0.87%
Gross Expense Ratio	1.49%	1.49%
Net Expense Ratio	1.49%	1.49%

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Annual report | Global Opportunities Fund	37

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

38	Global Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2005	46

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

James F. Carlin, Born: 1940	2005	46

Chief Executive Officer, Director and Treasurer, Alpha Analytical Laboratories (environmental, chemical and pharmaceutical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance
Agency, Inc. (since 1995); Chairman and Chief Executive Officer, CIMCO, LLC (management/
investments) (since 1987).

William H. Cunningham, Born: 1944	2005	46

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	46

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Charles L. Ladner,[2,3] Born: 1938	2005	46

Vice Chairman (since March 2011); Chairman and Trustee, Dunwoody Village, Inc. (retirement services)
(since 2008); Director, Philadelphia Archdiocesan Educational Fund (since 2009); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(Cooperating Association, National Park Service) (until 2005).

Annual report | Global Opportunities Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Stanley Martin,[2] Born: 1947	2008	46

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	46

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	46

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2009	46

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	46

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

40	Global Opportunities Fund | Annual report

Non-Independent Trustees[4] (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen, Born: 1955	2009	46

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971		2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Annual report | Global Opportunities Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Mr. Ladner’s term of office will end when he retires as a Trustee on 12-31-11.

4 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

42	Global Opportunities Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management a division of
Charles L. Ladner,* Vice Chairman	Manulife Asset Management (US) LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer
Independent registered
Thomas M. Kinzler	public accounting firm
Secretary and Chief Legal Officer	PricewaterhouseCoopers LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Global Opportunities Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	6900A 10/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/11

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2011, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $142,239 for the fiscal year ended October 31, 2011 (itemized as follows: John Hancock Balanced Fund - $33,599, John Hancock Large Cap Equity Fund - $29,153, John Hancock Global Opportunities Fund - $25,950, John Hancock Small Cap Intrinsic Value Fund - $25,253 and John Hancock Sovereign Investors Fund - $28,284) and $133,815 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $29,388, John Hancock Large Cap Equity Fund - $28,365, John Hancock Global Opportunities Fund - $25,075, John Hancock Small Cap Intrinsic Value Fund - $24,051 and John Hancock Sovereign Investors Fund - $26,936). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees amounted to $11,190 for the fiscal year ended October 31, 2011 (itemized as follows: John Hancock Balanced Fund - $2,238, John Hancock Large Cap Equity Fund - $2,238, John Hancock Global Opportunities Fund - $2,238, John Hancock Small Cap Intrinsic Value Fund - $2,238 and John Hancock Sovereign Investors Fund - $2,238) and there were $1,735 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $347, John Hancock Large Cap Equity Fund - $347, John Hancock Global Opportunities Fund - $347, John Hancock Small Cap Intrinsic Value Fund - $347 and John Hancock Sovereign Investors Fund - $347) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $14,924 for the fiscal year ended October 31, 2011 (itemized as follows: John Hancock Balanced Fund - $3,789, John Hancock Large Cap Equity Fund - $2,943, John Hancock Global Opportunities Fund - $2,706, John Hancock Small Cap Intrinsic Value Fund - $2,552 and John Hancock Sovereign Investors Fund - $2,934) and $14,214 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $3,609, John Hancock Large Cap Equity Fund - $2,803, John Hancock Global Opportunities Fund - $2,577, John Hancock Small Cap Intrinsic Value Fund -$2,431 and John Hancock Sovereign Investors Fund - $2,794). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2011 amounted to $2,136 (itemized as follows: John Hancock Balanced Fund - $205, John Hancock Large Cap Equity Fund - $205, John Hancock Global Opportunities Fund - $1,316, John Hancock Small Cap Intrinsic Value Fund -$205 and John Hancock Sovereign Investors Fund - $205) and $2,700 for the fiscal period ended October 31, 2010 (itemized as follows: John Hancock Balanced Fund - $20, John Hancock Large Cap Equity Fund - $20, John Hancock Global Opportunities Fund - $1,320, John Hancock Small Cap Intrinsic Value Fund - $1,320 and John Hancock Sovereign Investors Fund - $20) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2011, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,688,838 for the fiscal year ended October 31, 2011 and $3,080,703 for the fiscal period ended October 31, 2010.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	December 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	December 13, 2011

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	December 13, 2011